                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 45         (File No. 2-92487)                   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 47                        (File No. 811-04078)                 [X]

                          SELIGMAN FRONTIER FUND, INC.
                        50606 Ameriprise Financial Center
                          Minneapolis, Minnesota 55474

                                Scott R. Plummer
                        5228 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on Aug. 3, 2009 pursuant to paragraph (b)

[ ]  60 days after filing, pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post effective amendment.

Part A

                                                                 (SELIGMAN LOGO)

                     SUPPLEMENT DATED AUGUST 3, 2009 TO THE
                         PROSPECTUS DATED MARCH 2, 2009
            OFFERING CLASS A, CLASS B, CLASS C AND CLASS R2 SHARES OF
                          SELIGMAN FRONTIER FUND, INC.
                                  (THE "FUND")

THE FRONT COVER OF THE PROSPECTUS IS REVISED TO INCLUDE THE FOLLOWING ADDITIONAL CLASSES OF SHARES: NEW CLASS I, CLASS R3 AND CLASS R4 SHARES.

The information below supplements the relevant sections of the prospectus. The caption headings used in this Supplement correspond to the caption headings used in the prospectus. You may purchase these shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" in the Fund's prospectus.

PAST PERFORMANCE

New Class I, Class R3 and Class R4 shares are new and therefore performance information is not shown. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time.

Past performance for Class R3 and Class R4 for the period prior to the beginning of operations for these classes may be calculated based on the performance of Class A shares. Past performance for new Class I for the period prior to the beginning of operations for this class may be calculated based on the performance of Class R5 shares. In each case, the blended class performance will be adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses (for example, 12b-1 fees). The use of blended performance generally results in a presentation of higher performance for classes with higher operating expenses than those of the class with which they are blended, and a presentation of lower performance for classes with lower operating expenses than those of the class with which they are blended.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The table is supplemented to include the following:

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              NEW CLASS I      CLASS R3      CLASS R4
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                   None           None          None
Maximum deferred sales charge (load) imposed on sales (as a
  percentage of offering price at time of purchase)               None           None          None


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                  NEW CLASS I      CLASS R3      CLASS R4
Management fees                                                  0.89%           0.89%         0.89%
Distribution and/or service (12b-1) fees                         0.00%           0.25%         0.00%
Other expenses(a)                                                0.46%           0.76%         0.76%
Gross fund operating expenses                                    1.35%           1.90%         1.65%
Less: Fee waiver/expense reimbursement(b)                        0.29%           0.29%         0.29%
Net fund operating expenses(b)                                   1.06%           1.61%         1.36%

(a) "Other expenses" are based on estimated amounts for the current fiscal year and include an administrative services fee, a transfer agency fee (for all classes except new Class I), a custody fee, other nonadvisory expenses and a plan administration services fee (for Class R3 and Class R4). Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses is estimated to be less than 0.01% for the current fiscal period. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
(b) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Feb. 28, 2010 unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund operating expenses will not exceed 1.73 for new Class I, 1.98% for Class R3 and 1.73% for Class R4 shares for the period from Aug. 3, 2009 to Aug. 9, 2009 and 1.06% for new Class I, 1.61% for Class R3 and 1.36% for Class R4 shares for the period from Aug. 10, 2009 to Feb. 28, 2010.

The following examples of Fund expenses are hereby added to the Fund's prospectus:

EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses through Feb. 28, 2010 (which reflect the contractual fee waiver/expense reimbursement described above) and (ii) after Feb. 28, 2010, the Fund's total annual operating expenses shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For investments made from Aug. 3, 2009 to Aug. 9, 2009:

                              1 YEAR      3 YEARS     5 YEARS     10 YEARS
New Class I                    $137        $428       $  740       $1,629
Class R3                       $193        $597       $1,027       $2,227
Class R4                       $168        $521       $  898       $1,960


For investments made on or after Aug. 10, 2009:

                              1 YEAR      3 YEARS     5 YEARS     10 YEARS
New Class I                    $108        $399       $  713       $1,604
Class R3                       $164        $569       $1,001       $2,204
Class R4                       $138        $492       $  871       $1,935


If you did not sell your shares at the end of each period, your costs would be the same as those shown in the table above.

The third paragraph under the heading "Management" is superseded and replaced with the following:

Effective November 7, 2008, the Fund pays RiverSource Investments a fee for managing its assets, which was the same fee paid to Seligman prior to the Acquisition. Under this arrangement, the management fee was equal to an annual rate of 0.95% of the Fund's average daily net assets on the first $750 million of net assets and 0.85% of the Fund's average daily net assets in excess of $750 million. For the fiscal year ended October 31, 2008, the management fee paid by the Fund for investment management services was equal to an annual rate of 0.95% of the Fund's average daily net assets. Effective on June 26, 2009, the management fee was reduced in connection with the application of an administrative fee charged to the Fund by Ameriprise Financial, as described below. The new management fee rate is equal to an annual rate of 0.885% of the first $750 million of the Fund's average daily net assets and 0.79% of the Fund's average daily net assets in excess of $750 million. Under the Management Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses.

Ameriprise Financial provides administrative services to the Fund and receives a fee for its services (which is reflected in the "other expenses" of new Class I, Class R3 and Class R4 shares in the fees and expense table). There is no net impact to the fees that the Fund pays because the administrative fee is offset by a reduction in the investment management fee charged to the Fund and the elimination of certain other expenses previously incurred by the Fund for other administrative services. The administrative fee rate is equal to an annual rate of 0.08% on the first $500,000,000 of net assets, 0.075% on net assets of $500,000,001 - $1,000,000,000, 0.07% on net assets of 1,000,000,001 -
$3,000,000,000, 0.06% on net assets of $3,000,000,001 - $12,000,000,000, and
0.05% on net assets of $12,000,000,001 or more.

SL-9904-3 A (8/09)

                                                                 (SELIGMAN LOGO)

                      SUPPLEMENT DATED JUNE 29, 2009 TO THE

                      PROSPECTUSES DATED MARCH 2, 2009 FOR

                          SELIGMAN FRONTIER FUND, INC.

Effective on or about August 10, 2009, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until February 28, 2010, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses excluding fees and expenses of acquired fund will not exceed 1.51% for Class A, 2.29% for Class B, 2.28% for Class C, 1.86% for Class R2 and 1.11% for Class R5.

The following Examples table under the Fees and Expenses section is supplemented as follows:

EXAMPLES
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A(a)                                                      $720      $1,104     $1,513     $2,654
Class B                                                         $732(b)   $1,100(b)  $1,594(b)  $2,814(c)
Class C                                                         $331(b)   $  795     $1,385     $2,987
Class R2                                                        $189      $  645     $1,129     $2,465
Class R5                                                        $113      $  415     $  739     $1,660


(a) Includes a 5.75% sales charge.
(b) Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A(a)                                                      $720      $1,104     $1,513     $2,654
Class B                                                         $232      $  800     $1,394     $2,814(b)
Class C                                                         $231      $  795     $1,385     $2,987
Class R2                                                        $189      $  645     $1,129     $2,465
Class R5                                                        $113      $  415     $  739     $1,660


(a) Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares one month after the completion of the eighth year of ownership.


--------------------------------------------------------------------------------
SL-9904-1 A (6/09)

                      SUPPLEMENT DATED JUNE 22, 2009 TO THE
                      PROSPECTUSES DATED MARCH 2, 2009 FOR
                          SELIGMAN FRONTIER FUND, INC.
                                  (THE "FUND")

The first and second sentences of the fifth paragraph of the Fund's Principal Investment Strategies have been superseded and replaced as follows:

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 25% of its net assets in foreign investments.

                                                              SL-9904-2 A (6/09)

                      SUPPLEMENT DATED MAY 20, 2009 TO THE
                      PROSPECTUSES DATED MARCH 2, 2009 FOR
                          SELIGMAN FRONTIER FUND, INC.
       (OFFERING CLASS A, CLASS B, CLASS C, CLASS R* AND CLASS I* SHARES)
                                  (THE "FUND")

* Effective on or about June 13, 2009, the Fund's Class R shares are renamed as Class R2 shares and the Fund's current Class I shares are renamed as Class R5 shares.

Effective on or about June 13, 2009, the Fund and the other Seligman funds will share the same policies and procedures as the other funds in the RiverSource Family of Funds, which includes the RiverSource funds, the RiverSource Partners funds and Threadneedle funds. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a Seligman fund, for rights of accumulation purposes, an investor or financial advisor may include the market value of any RiverSource funds, RiverSource Partners funds or Threadneedle funds in this calculation. This and the other common policies and procedures are described below in this Supplement.

Effective on or about June 13, 2009, the Shareholder Fees table in the prospectus (other than the Class I prospectus) is hereby superseded and replaced with the following Shareholder Fees table:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS A   CLASS B   CLASS C   CLASS R2
----------------------------------------------------------   -------   -------   -------   --------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                            5.75%(a)  None      None      None

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)        None       5%        1%       None

----------
(a) This charge may be reduced depending on the value of your total investments in the RiverSource Family of Funds. See "Sales Charges."

In the portfolio management section, under the heading "Affiliates of RiverSource Investments," the reference to RiverSource Services, Inc. (formerly, Seligman Services, Inc) is deleted effective on or about June 13, 2009. Commencing on or about such date, shareholder accounts that do not have a designated broker or financial advisor will be serviced by RiverSource Service Corporation, the transfer and shareholder service agent for the RiverSource Family of Funds.

Effective on or about June 13, 2009, the information under the caption "Shareholder Information" is superseded and replaced with the following (the caption is restated for your convenience):

Shareholder Information

RIVERSOURCE FAMILY OF FUNDS

THE RIVERSOURCE FAMILY OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE--RIGHTS OF ACCUMULATION (ROA)."

Effective on or about June 13, 2009, the Seligman funds' Class R shares will be renamed as Class R2 shares and the Seligman funds' Class I shares will be renamed as Class R5 shares. The references to Class I shares below is to a new class of shares for the Seligman funds.

Buying and Selling Shares

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. NOT ALL FINANCIAL INTERMEDIARIES OFFER THE FUNDS. FINANCIAL INTERMEDIARIES THAT OFFER THE FUNDS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS--CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

INVESTMENT OPTIONS SUMMARY

                                                                                    DISTRIBUTION          PLAN
                                                             CONTINGENT DEFERRED      AND/OR        ADMINISTRATION
                   AVAILABILITY(a)     INITIAL SALES CHARGE  SALES CHARGE (CDSC)   SERVICE FEE(B)    SERVICES FEE
                   -----------------   --------------------  --------------------  ---------------  --------------
Class A            Available to all    Yes. Payable at       No.(c)                Yes.               No.
                   investors.          time of purchase.                           0.25%(i)
                                       Lower or no sales
                                       charge for larger
                                       investments.

Class B(d)(e)(f)   Available to all    No. Entire purchase   Maximum 5% CDSC       Yes.               No.
                   investors.          price is invested     during the first      1.00%(i)
                                       in shares of the      year decreasing to
                                       fund.                 0% after six years.

Class C(f)         Available to all    No. Entire purchase   1% CDSC may apply     Yes.               No.
                   investors.          price is invested     if you sell shares    1.00%(i)
                                       in shares of the      within one year
                                       fund.                 after purchase.

Class I            Limited to          No.                   No.                   No.                No.
                   qualifying
                   institutional
                   investors.

Class R2(g)        Limited to          No.                   No.                   Yes.               Yes.
                   qualifying                                                      0.50%              0.25%
                   institutional
                   investors.

Class R3           Limited to          No.                   No.                   Yes.               Yes.
                   qualifying                                                      0.25%              0.25%
                   institutional
                   investors.

Class R4           Limited to          No.                   No.                   No.                Yes.
                   qualifying                                                                         0.25%
                   institutional
                   investors.

Class R5(h)        Limited to          No.                   No.                   No.                No.
                   qualifying
                   institutional
                   investors.

Class W            Limited to          No.                   No.                   Yes.               No.
                   qualifying                                                      0.25%(i)
                   discretionary
                   managed accounts.

Class Y            Limited to          No.                   No.                   No.                Yes.
                   qualifying                                                                         0.15%
                   institutional
                   investors.

----------
(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.

(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class A--contingent deferred sales charge" for more information. For all funds except money market funds.

(d) Class B shares automatically convert to Class A shares. See "Buying and Selling Shares, Sales Charges, Class B and Class C--CDSC alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.

(e) Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)

(f) The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.

(g) Effective on or about June 13, 2009, the Seligman funds' Class R shares will be renamed as Class R2 shares.

(h) Effective on or about June 13, 2009, the Seligman funds' Class I shares will be renamed as Class R5 shares.

(i) For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR AS REIMBURSEMENT FOR INCURRING CERTAIN DISTRIBUTION AND SHAREHOLDER SERVICING RELATED EXPENSES.

PLAN ADMINISTRATION FEE

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

-    The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

----------
* For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

CLASS A, CLASS B AND CLASS C SHARES*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in "Opening an Account," subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge--Rights of Accumulation" for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See "Class B and Class C--CDSC alternative" for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS R AND CLASS Y SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

-    Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

-    Health Savings Accounts created pursuant to public law 108-173.

----------
* For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

-    Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R, CLASS W AND CLASS Y SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INTERMEDIARIES TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

SALES CHARGES

MONEY MARKET FUNDS.

Fund investors pay various expenses. The table below describes the fees that you may pay if you buy and hold shares of a money market fund.

                                                                                            CLASS I
                                                                                           CLASS R2
                                                                                           CLASS R5
                                                                                            CLASS W
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)   CLASS A   CLASS B   CLASS C    CLASS Y
----------------------------------------------------------   -------   -------   -------   --------
Maximum Sales Charge (Load) imposed on Purchases
   (as a percentage of offering price)                         none      none      none      none
Maximum Deferred Sales Charge (Load) imposed on sales
   (as a percentage of offering price at time of purchase)     none       5%        1%       none

NON-MONEY MARKET FUNDS

CLASS A--INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(a) FOR CLASS A SHARES

For equity funds and funds-of-funds (equity)*

                         AS A % OF            AS A % OF           MAXIMUM REALLOWANCE
TOTAL MARKET VALUE   PURCHASE PRICE(B)   NET AMOUNT INVESTED   AS A % OF PURCHASE PRICE
------------------   -----------------   -------------------   ------------------------
Up to $49,999              5.75%                 6.10%                5.00%
$50,000-$99,999            4.75                  4.99                 4.00
$100,000-$249,999          3.50                  3.63                 3.00
$250,000-$499,999          2.50                  2.56                 2.15
$500,000-$999,999          2.00                  2.04                 1.75
$1,000,000 or more         0.00                  0.00                 0.00(c),(d)

For fixed income funds except those listed below and funds-of-funds (fixed income)*

                         AS A % OF            AS A % OF          MAXIMUM REALLOWANCE
TOTAL MARKET VALUE   PURCHASE PRICE(B)   NET AMOUNT INVESTED   AS A % OF PURCHASE PRICE
------------------   -----------------   -------------------   ------------------------
Up to $49,999              4.75%                 4.99%                4.00%
$50,000-$99,999            4.25                  4.44                 3.50
$100,000-$249,999          3.50                  3.63                 3.00
$250,000-$499,999          2.50                  2.56                 2.15
$500,000-$999,999          2.00                  2.04                 1.75
$1,000,000 or more         0.00                  0.00                 0.00(c),(d)

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

                         AS A % OF            AS A % OF           MAXIMUM REALLOWANCE
TOTAL MARKET VALUE   PURCHASE PRICE(B)   NET AMOUNT INVESTED   AS A % OF PURCHASE PRICE
------------------   -----------------   -------------------   ------------------------
Up to $49,999              3.00%                 3.09%                2.50%
$50,000-$99,999            3.00                  3.09                 2.50
$100,000-$249,999          2.50                  2.56                 2.15
$250,000-$499,999          2.00                  2.04                 1.75
$500,000-$999,999          1.50                  1.52                 1.25
$1,000,000 or more         0.00                  0.00                 0.00(c),(d)

----------
* "Funds-of-funds (equity)" includes RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Balanced Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. "Funds-of-funds (fixed income)" includes RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.

(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

(b)  Purchase price includes the sales charge.

(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.

(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge--Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE--RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

-    Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

-    Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

-    Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE--LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

EXISTING ROA EXAMPLE. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

NOTIFICATION OBLIGATION. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE--WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. SALES CHARGES DO NOT APPLY TO:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

-   purchases made:

     - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

     - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

     -    through state sponsored college savings plans established under
          Section 529 of the Internal Revenue Code; or

     -    through bank trust departments.

- separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

     -    have at least $1 million in plan assets at the time of investment; and

     - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

     - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CDSCS AND THE COMBINATION OF TARGET DATE FUNDS WITH SELIGMAN TARGETFUND CORE

Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (the Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. For the purpose of calculating CDSCs, holding periods in respect of shares of a Target Date Fund will be carried over to shares of Seligman TargETFund Core acquired as a result of the combination of a Target Date Fund with Seligman TargETFund Core.

CLASS A--CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC--WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

-    purchased through reinvestment of dividends and capital gain distributions.

-    in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

-    of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS B AND CLASS C--CDSC ALTERNATIVE

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

IF THE SALE IS MADE DURING THE:   THE CDSC PERCENTAGE RATE IS:*
-------------------------------   -----------------------------
First year                                    5%
Second year                                   4%
Third year                                    3%**
Fourth year                                   3%
Fifth year                                    2%
Sixth year                                    1%
Seventh or eighth year                        0%

----------
* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

** For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares--Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC--WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

-    in the event of the shareholder's death.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

-    sold under an approved substantially equal periodic payment arrangement.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC--WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

-    in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders' attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y--NO SALES CHARGE. For each of Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

CLASS B SHARES OF RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND IS CURRENTLY CLOSED TO INVESTORS FOR NEW PURCHASES. CLASS B SHARES FOR RIVERSOURCE FLOATING RATE FUND, RIVERSOURCE INFLATION PROTECTED SECURITIES FUND, RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND, RIVERSOURCE LIMITED DURATION BOND FUND AND RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ARE CLOSED TO NEW INVESTORS AND NEW PURCHASES. EXISTING SHAREHOLDERS IN THESE FUNDS MAY CONTINUE TO OWN CLASS B SHARES AND MAKE EXCHANGES INTO AND OUT OF EXISTING ACCOUNTS WHERE CLASS B SHARES OF THESE FUNDS ARE MAINTAINED.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS      The financial intermediary through which you buy shares may have different policies not described in this prospectus,
                  including different minimum investment amounts and minimum account balances.

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                  Mail your check and completed application to:

REGULAR MAIL      RIVERSOURCE FAMILY OF FUNDS
                  C/O BOSTON FINANCIAL
                  P.O. BOX 8041
                  BOSTON, MA 02266-8041

EXPRESS MAIL      RIVERSOURCE FAMILY OF FUNDS
                  C/O BOSTON FINANCIAL
                  30 DAN ROAD
                  CANTON, MA 02021-2809

                  If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

BY WIRE OR ACH    Fund shares purchased in an account established and maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund's
                  transfer agent of the wire and to receive further
                  instructions.

                  If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

BY EXCHANGE       Call (800) 221-2450 or send signed written instructions to the address above.

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                                                   RIVERSOURCE
                                                                120/20 CONTRARIAN
                                                                  EQUITY FUND;           RIVERSOURCE
                                                                 THREADNEEDLE       DISCIPLINED SMALL CAP
                                                                 GLOBAL EXTENDED         VALUE FUND;
                            FOR ALL FUNDS,                         ALPHA FUND;           RIVERSOURCE
                         CLASSES AND ACCOUNTS                      RIVERSOURCE       FLOATING RATE FUND;
                         EXCEPT THOSE LISTED                     ABSOLUTE RETURN         RIVERSOURCE
                             TO THE RIGHT       TAX QUALIFIED     CURRENCY AND       INFLATION PROTECTED
                            (NONQUALIFIED)         ACCOUNTS        INCOME FUND         SECURITIES FUND;     CLASS W
                         --------------------   -------------   -----------------   ---------------------   -------
Initial investment              $2,000              $1,000            $10,000               $5,000           $ 500
Additional investments          $  100              $  100            $   100               $  100            None
Account balance*                $1,000                None            $ 5,000               $2,500           $ 500

----------
* If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

MINIMUM INVESTMENT AND ACCOUNT BALANCE--SCHEDULED INVESTMENT PLANS

                                                                   RIVERSOURCE
                                                                120/20 CONTRARIAN
                                                                  EQUITY FUND;           RIVERSOURCE
                                                                  THREADNEEDLE      DISCIPLINED SMALL CAP
                                                                 GLOBAL EXTENDED         VALUE FUND;
                            FOR ALL FUNDS,                         ALPHA FUND;           RIVERSOURCE
                         CLASSES AND ACCOUNTS                      RIVERSOURCE       FLOATING RATE FUND;
                         EXCEPT THOSE LISTED                     ABSOLUTE RETURN         RIVERSOURCE
                             TO THE RIGHT       TAX QUALIFIED     CURRENCY AND       INFLATION PROTECTED
                            (NONQUALIFIED)        ACCOUNTS         INCOME FUND        SECURITIES FUND;      CLASS W
                         --------------------   -------------   -----------------   ---------------------   -------
Initial investment             $100(a)             $ 100(b)          $10,000                $5,000           $ 500
Additional investments         $100                $  50             $   100                $  100            None
Account balance**              None(b)              None             $ 5,000                $2,500           $ 500

----------
** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.

(a)  Money Market Funds--$2,000

(b)  Money Market Funds--$1,000

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS   You can exchange or sell shares by having your financial
               intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL   Mail your exchange or sale request to:

          REGULAR MAIL   RIVERSOURCE FAMILY OF FUNDS
                         C/O BOSTON FINANCIAL
                         P.O. BOX 8041
                         BOSTON, MA 02266-8041

          EXPRESS MAIL   RIVERSOURCE FAMILY OF FUNDS
                         C/O BOSTON FINANCIAL
                         30 DAN ROAD
                         CANTON, MA 02021-2809

Include in your letter:

-    your name

-    the name of the fund(s)

-    your account number

-    the class of shares to be exchanged or sold

-    your Social Security number or Employer Identification number

-    the dollar amount or number of shares you want to exchange or sell

-    specific instructions regarding delivery or exchange destination

-    signature(s) of registered account owner(s)

- any special documents the transfer agent may require in order to process your order

Corporate, trust or partnership accounts may need to send additional documents.

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners. A Medallion Signature Guarantee is required if:

-    Amount is over $50,000.

- You want your check made payable to someone other than the registered account owner(s).

-    Your address of record has changed within the last 30 days.

-    You want the check mailed to an address other than the address of record.

-    You want the proceeds sent to a bank account not on file.

- You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

                 A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                 NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

BY TELEPHONE     Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests. Telephone privileges may be modified or discontinued at any time.
                 Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges NOT apply by writing to the address above.

                 Payment will be mailed to the address of record and made payable to the names listed on the account.

                 Telephone sale requests are limited to $50,000 per day.

BY WIRE OR ACH

                 You can wire money from your fund account to your bank account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                 Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                 A service fee may be charged against your account for each wire sent.

                 Minimum amount:

                 by ACH: $100

                 by wire: $500

                 Your bank or financial intermediary may charge additional fees for wire transactions.

BY SCHEDULED     You may elect to receive regular periodic payments through an
PAYOUT PLAN      automatic sale of shares. See the SAI for more information.

CHECK REDEMPTION SERVICE

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE FAMILY OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FOR A FUND ORGANIZED AS A FUND-OF-FUNDS, ITS ASSETS CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS IN WHICH IT INVESTS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS AND THE UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND OR UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FLOATING RATE LOANS, HIGH YIELD BONDS, TAX-EXEMPT SECURITIES OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

- If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                 TO OTHER FUNDS
                           ---------------------------
FROM A MONEY MARKET FUND   CLASS A   CLASS B   CLASS C
------------------------   -------   -------   -------
Class A                      Yes       Yes       Yes
Class B                       No       Yes        No
Class C                       No        No       Yes

                     TO A MONEY MARKET FUND
                   ---------------------------
FROM OTHER FUNDS   CLASS A   CLASS B   CLASS C
----------------   -------   -------   -------
Class A              Yes        No        No
Class B               No       Yes        No
Class C               No        No       Yes

If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

Pricing and Valuing of Fund Shares

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's or underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's or an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's or underlying fund's shares may change on days when shareholders will not be able to purchase or sell the fund's or underlying fund's shares.

For money markets funds--The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

Distributions and Taxes

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

It is expected that Seligman Frontier Fund's distributions will be primarily capital gains.

FOR SELIGMAN TARGETFUNDS

Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core (the Seligman TargETFunds) generally will pay any dividends from its net investment income and distributes any net capital gains realized on investments at least annually (Seligman TargETFund Core generally will pay dividends from its net investment income on a quarterly basis). Because each Seligman TargETFund may sell underlying ETFs, US government securities and short-term debt instruments: (a) to accommodate redemptions of its shares; (b) in respect of the Target Date Funds, to implement the process of migration; and (c) to adjust the percentages of its assets invested in each underlying ETF, US government securities, short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions or events, and changes in Seligman Time Horizon Matrix (the asset allocation methodology utilized by the Seligman TargETFunds), each Seligman TargETFund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Seligman TargETFund may not fully utilize capital losses (to offset capital gains) from the sale of underlying ETFs at a loss. In addition, underlying ETFs may distribute capital gains to the Seligman TargETFunds.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

FOR SELIGMAN TARGETFUNDS. Each of the Target Date Funds will automatically be combined with Seligman TargETFund Core during their respective target years. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or other applicable law could negatively impact the combination of a Target Date Fund with Seligman TargETFund Core.

FOR TAXABLE FUNDS. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

For a fund organized as a fund-of-funds, because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

General Information

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE FAMILY OF FUNDS AND CERTAIN FINANCIAL INTERMEDIARIES THAT OFFER THE RIVERSOURCE FAMILY OF FUNDS MAY NOT OFFER ALL FUNDS ON ALL INVESTMENT PLATFORMS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

ADMINISTRATION SERVICES. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

DISTRIBUTION AND SHAREHOLDER SERVICES. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options--Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

TRANSFER AGENCY SERVICES. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PLAN ADMINISTRATION SERVICES. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INTERMEDIARIES. The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges --fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, RiverSource Investments has an economic conflict of interest in determining the allocation of the affiliated products' assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

Riversource Family of Funds Privacy Notice*

The RiverSource Family of Funds, which includes RiverSource, Seligman, and Threadneedle, branded funds (collectively, the "funds"), are committed to respecting shareholders' rights of privacy and we have adopted the following policy to maintain the confidentiality of the information you share with us:

INFORMATION WE COLLECT

We know that you expect us to conduct and process your business in a manner that is both accurate and efficient. To do so, we may collect information about you such as your name, address, Social Security number and the names of your beneficiaries. This information is collected from applications or other forms that you provide to us or the financial intermediaries that distribute the funds. We also collect information about your transactions in the funds. In addition, we may obtain information about you from third parties in order to service your account. Financial intermediaries which distribute the funds and service your account, whether or not affiliated with us, may have a customer relationship with you and may independently collect information from you. This Privacy Notice does not apply to their independent collection or use of information about you.

INFORMATION WE DISCLOSE

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except in two circumstances. We disclose information to companies, whether or not affiliated with us, that help us by providing services to you including companies that market funds on our behalf. We also disclose information when we are permitted or required by law to do so, such as when information is provided to the IRS for tax purposes.

SECURITY

We maintain physical, electronic, and procedural safeguards to protect your personal information. In addition, we insist that the distributors and other companies that perform services for us limit access to your personal information to authorized employees and agents, and maintain appropriate physical, electronic and procedural safeguards.

This privacy notice applies to each fund in the RiverSource Family of Funds, to Tri-Continental Corporation and to Seligman LaSalle International Real Estate Fund. It also applies to RiverSource Investments, LLC, RiverSource Fund Distributors, Inc. and RiverSource Service Corporation with respect to the investment advisory, distribution and shareholder services each may provide to the funds.

----------
*    This Privacy Notice does not form a part of the prospectus.

                                                                      PROSPECTUS
                                                                   March 2, 2009
Seligman
Frontier Fund, Inc.

Seeking Growth in Capital Value Through Investments Primarily in Small-Company Stocks

As with all mutual funds, the Securities and Exchange Commission has neither approved nor disapproved the Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your
portfolio, as well as your risk tolerance, financial goals, and time horizons.     (SELIGMAN INVESTMENTS LOGO)
We recommend that you consult an authorized dealer or your financial advisor     EXPERIENCE - INSIGHT - SOLUTIONS
to determine if this Fund is suitable for you.

Not FDIC Insured - May Lose Value - No Bank Guarantee

EQFR1 3/2009

Table of Contents

THE FUND
   Investment Objective ...........................................       1
   Principal Investment Strategies ................................       1
   Principal Risks ................................................       2
   Portfolio Holdings .............................................       3
   Past Performance ...............................................       3
   Fees and Expenses ..............................................       6
   Management .....................................................       7
SHAREHOLDER INFORMATION
   Deciding Which Class of Shares to Buy ..........................      10
   Pricing of Fund Shares .........................................      15
   Opening Your Account ...........................................      15
   How to Buy Additional Shares ...................................      16
   How to Exchange Shares Among the Seligman Mutual Funds .........      17
   How to Sell Shares .............................................      18
   Important Policies That May Affect Your Account ................      19
   Frequent Trading of Fund Shares ................................      21
   Dividends and Capital Gain Distributions .......................      22
   Taxes ..........................................................      22
   The Seligman Mutual Funds ......................................      24
   Other Information ..............................................      27
FINANCIAL HIGHLIGHTS ..............................................      30
HOW TO CONTACT US .................................................      33
FOR MORE INFORMATION ..............................................   back cover

Effective November 7, 2008, RiverSource Investments, LLC ("RiverSource Investments"), investment manager to the RiverSource Group of Funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), completed its acquisition (the "Acquisition") of J. & W. Seligman & Co. Incorporated ("Seligman"). With the Acquisition completed and shareholders of the Fund having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Fund, RiverSource Investments became the new investment manager of the Fund effective November 7, 2008.

RIVERSOURCE GROUP OF FUNDS

The RiverSource Group of Funds includes a comprehensive array of funds from RiverSource Investments, including the Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource Group of Funds. Although the Seligman funds share the same Board of Directors/Trustees, they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a Seligman fund, for rights of accumulation purposes, an investor or financial advisor may not include the market value of any RiverSource funds, RiverSource Partners funds or Threadneedle funds in this calculation. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Group of Funds.

The Fund

INVESTMENT OBJECTIVE

The Fund's investment objective is growth of capital. Income may be considered but is incidental to the Fund's investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses the following principal investment strategies to pursue its investment objective of growth of capital:

Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small US companies. Companies are selected for their growth prospects. The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular market sector. The investment manager may select investments for either their short-, medium- or long-term prospects. In selecting investments for the Fund, the investment manager maintains a disciplined investment process that focuses on downside risks as well as upside potential and seeks to identify companies that it believes display attractive growth, profitability or valuation characteristics, including one or more of the following:

-    Positive earnings and/or earnings growth rate

-    Positive revenue growth

-    Positive operating cash flows

-    Quality management

-    Unique competitive advantages

     SMALL COMPANIES:

     Companies with market capitalization, at the time of purchase by the Fund, of $2 billion or less.

The Fund generally sells a stock if the investment manager believes its target price is reached, its valuation becomes excessive, its earnings or revenue growth are disappointing, its underlying fundamentals have deteriorated, or more attractive investment opportunities are believed to be available.

The Fund invests primarily in common stocks; however, it may also invest in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes these investments offer capital growth opportunities. The Fund may also invest in American Depositary Receipts ("ADRs"), which are publicly-traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Fund uses the same criteria in evaluating these securities as it does for common stocks.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs or commercial paper or certificates of deposit issued by foreign banks. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities that it holds. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. The Fund generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities or put options.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

The Fund's Board of Directors may change the parameters by which "small companies" are defined if it concludes that such a change is appropriate.

There is no guarantee the Fund will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to their active management, the Fund could underperform other mutual funds with similar investment objectives.

Small-company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Small companies tend to have shorter operating histories and may have less experienced management and limited product lines, markets and financial and managerial resources. During periods of investor uncertainty, investor sentiment may favor large, well-known companies over small, lesser-known companies.

The Fund's performance may also be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or derivatives (including options, warrants and futures contracts) in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

If the Fund invests in ETFs, shareholders would bear not only the Fund's expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower. To the extent the Fund invests in ETFs, the Fund is exposed to the risks associated with the underlying investments of the ETFs and the Fund's performance may be negatively affected if the value of those underlying investments declines.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

The Fund seeks to reduce the risks of investing in small-company stocks by adhering to its disciplined investment process and by diversifying its investments. The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WEBSITE REFERENCES

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

PAST PERFORMANCE

The performance information on page 5 provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year, as well as how the performance of certain of the Fund's classes compares to two measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis. It is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to differing fees and expenses.

The Class A annual total returns presented in the bar chart on page 5 do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The Fund's average annual total returns presented in the table on page 5 do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented in the table the Fund's Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Both the bar chart and table assume that all dividends and capital gain distributions, if any, were reinvested.

Prior to November 7, 2008, the Fund was managed by Seligman. In the past, Seligman contractually waived its management fee and/or reimbursed certain Fund expenses, and made payments to the Fund. Absent past fee waivers/expense reimbursements and payments, returns would have been lower. Through at least February 28, 2010, RiverSource Investments, the Fund's new investment manager, has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.78% per annum of the Fund's average daily net assets.

After-tax returns presented in the table are for Class A shares only. After-tax returns for Class B, Class C and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

CLASS A ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                   (BAR CHART)

1999...................   13.28%
2000...................  -14.19%
2001...................   -8.72%
2002...................  -27.07%
2003...................   37.01%
2004...................   13.09%
2005...................   -3.91%
2006...................   20.42%
2007...................    6.20%
2008...................  -42.31%


         Best calendar quarter return: 26.98% - quarter ended 12/31/99.

        Worst calendar quarter return: -26.72% - quarter ended 12/31/08.

AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/08

                                                                                            CLASS C     CLASS R
                                                                                             SINCE       SINCE
                                                                ONE      FIVE     TEN      INCEPTION   INCEPTION
                                                               YEAR     YEARS    YEARS      5/27/99     4/30/03
                                                              ------    -----    -----     ---------   ---------
CLASS A
Return before taxes                                           (45.62)%  (5.46)%  (3.92)%      n/a          n/a
Return after taxes on distributions                           (45.62)   {6.66)   (4.72)       n/a          n/a
Return after taxes on distributions and sale of Fund shares   (29.65)   (4.39)   (3.16)       n/a          n/a
CLASS B                                                       (45.56)   (5.28)   (3.95)(1)    n/a          n/a
CLASS C                                                       (43.12)   (4.96)     n/a      (2.90)%        n/a
CLASS R                                                       (43.01)   (4.52)     n/a        n/a         0.59%
RUSSELL 2000 GROWTH INDEX*                                    (38.54)   (2.35)   (0.76)     (1.33)      (27.45)
LIPPER SMALL-CAP GROWTH FUNDS AVERAGE*                        (42.10)   (3.80)    1.01       0.74         2.47

----------
* The Russell 2000 Growth Index ("Russell Index") and the Lipper Small-Cap Growth Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions, if any. The Lipper Small-Cap Growth Funds Average excludes the effect of fees, sales charges and taxes, and the Russell Index excludes the effect of expenses, fees, sales charges and taxes. The Russell Index measures the performance of small-company growth stocks, as determined by the Frank Russell Company, and the Lipper Small-Cap Growth Funds Average is an average of all funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity Small-Cap ceiling ($3.8 billion as of December 31, 2008). Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SmallCap 600 Index. Investors cannot invest directly in an average or an index.

(1) The ten-year return for Class B shares reflects automatic conversion to Class A shares approximately eight years after date of purchase.

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                              CLASS A   CLASS B   CLASS C   CLASS R
----------------------------------------------------------                             --------   -------   -------   -------
Total Maximum Sales Charge (Load)                                                        5.75%        5%        1%        1%
   Maximum Sales Charge (Load) on Purchases (as a % of offering price)                   5.75%(2)  none       none      none
   Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions
   (as a % of original purchase price or current net asset value, whichever is less)    none(2)       5%        1%        1%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
Management Fees                                                                          0.95%     0.95%     0.95%     0.95%
Distribution and/or Service (12b-1) Fees                                                 0.24%     1.00%     1.00%     0.50%
Other Expenses(3)                                                                        0.87%     0.89%     0.87%     0.85%
                                                                                         ----      ----      ----      ----
Total Annual Fund Operating Expenses(1)                                                  2.06%     2.84%     2.82%     2.30%
                                                                                         ----      ----      ----      ----
----------
(1)  Less: Fee Waiver/Expense Reimbursement                                              0.09%     0.11%     0.09%     0.07%
   Net Operating Expenses                                                                1.97%     2.73%     2.73%     2.23%

(2) Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

(3) "Other expenses" includes transfer and shareholder service agent fees and expenses. The Fund's Board approved RiverSource Service Corporation ("RSC") as the Fund's new transfer and shareholder service agent, and the termination of the Fund's relationship with Seligman Data Corp. ("SDC"), the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. "Other expenses" is based on estimated fees and expenses of SDC from March 2, 2009 through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through February 28, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the "Non-Recurring Charges"). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. RiverSource Investments has contractually undertaken to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.78% per annum of average daily net assets of the Fund. This undertaking will remain in effect at least until February 28, 2010. The Fund's actual total annual operating expense ratio may be higher than that shown in the table, which is based on the Fund's average net assets for the fiscal year ended October 31, 2008.

EXAMPLE

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's net operating expenses through February 28, 2010 (which reflect the contractual management fee waiver and/or expense reimbursement described above) and (ii) after February 28, 2010, the Fund's total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC's fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $763     $1,146    $1,552    $2,684
Class B     776      1,141     1,632     2,844+
Class C     376        837     1,424     3,016
Class R     326        681     1,162     2,489

If you did not sell your shares at the end of each period, your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class A    $763     $1,146    $1,552    $2,684
Class B     276        841     1,432     2,844+
Class C     276        837     1,424     3,016
Class R     226        681     1,162     2,489

----------
+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

MANAGEMENT FEES:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund. 12B-1 FEES:

Fees paid by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

OTHER EXPENSES:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.

MANAGEMENT

On November 7, 2008, RiverSource Investments completed its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between the Fund and RiverSource Investments (the "Management Agreement"), RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the RiverSource Group of Funds, which includes the "RiverSource" funds, "RiverSource Partners" funds, "Threadneedle" funds and the "Seligman" funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Group of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

Effective November 7, 2008, the Fund will pay RiverSource Investments a fee for managing its assets (Seligman will no longer receive a management fee effective November 7, 2008). The fee paid to RiverSource Investments will be the same annual fee rate that was paid to Seligman prior to November 7, 2008. The management fee rate declines as the Fund's net assets increase. It is equal to an annual rate of 0.95% of the Fund's average daily net assets on the first $750 million of net assets and 0.85% of the Fund's average daily net assets in excess of $750 million. For the fiscal year ended October 31, 2008, the management fee paid by the Fund to Seligman was equal to an annual rate of 0.95% of the Fund's average daily net assets. Under the Management Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. Through at least February 28, 2010, RiverSource Investments has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the ex-tent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.78% per annum of the Fund's average daily net assets. For the fiscal year ended October 31, 2008, the amount reimbursed by Seligman (the Fund's manager prior to November 7, 2008) was equal to 0.08% of the Fund's average daily net assets.

On July 29, 2008, the Fund's Board met to discuss, prior to shareholder approval, the Management Agreement between the Fund and RiverSource Investments. A discussion regarding the basis for the Board approving the Management Agreement was included in the Fund's proxy statement, dated August 27, 2008, and is available in the Fund's annual shareholder report for the year ended October 31, 2008.

AFFILIATES OF RIVERSOURCE INVESTMENTS:

RiverSource Fund Distributors, Inc., formerly Seligman Advisors, Inc. (the "distributor"):

A distributor of the Seligman mutual funds and the other funds in the RiverSource Group of Funds; responsible for accepting orders for purchases and sales of Fund shares.

RiverSource Services, Inc., formerly Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (SDC):

The Fund's shareholder service agent through May 8, 2009; provides shareholder account services to the Funds at cost.

RiverSource Service Corporation (RSC):

Each Fund's transfer and shareholder service agent effective May 9, 2009; provides or compensates others to provide transfer agency services to the other funds in the RiverSource Group of Funds.

Ameriprise Financial:

Provides or compensates others to provide administrative services to the Seligman mutual funds, as well as the other funds in the RiverSource Group of Funds.

PORTFOLIO MANAGERS.

The Fund is managed by the investment manager's Small Company Growth Team, headed by Mr. Michael J. Alpert.

Mr. Alpert is the Portfolio Manager of the Fund. Mr. Alpert joined Seligman in August 1999 as a member of the Small Company Growth Team. He became Co-Portfolio Manager of the Fund in 2004, and Portfolio Manager of the Fund in 2006. Mr. Alpert joined RiverSource Investments in November 2008 when RiverSource Investments acquired Seligman.

Mr. Stephan B. Yost is a member of investment manager's Small Company Growth Team. Mr. Yost joined Seligman in March 2001 and joined RiverSource Investments in November 2008 when RiverSource Investments acquired Seligman. Mr. Yost provides assistance to Mr. Alpert in managing the Fund through his research and contributions to the investment decisions with respect to companies operating primarily in the healthcare sector, among other sectors.

The Fund's Statement of Additional Information provides additional information about the compensation of the individuals named above (the "Portfolio Managers"), other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities of the Fund.

REGULATORY MATTERS

In late 2003, J. & W. Seligman & Co. Incorporated (Seligman) conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies then managed by Seligman (the "Seligman Funds"); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the Securities and Exchange Commission (the "SEC") and the Office of the Attorney General of the State of New York ("NYAG").

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.) relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in fre- quent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds as follows:
$150,000 to Seligman Global Growth Fund, $550,000 to Seligman Global Smaller Companies Fund, $7.7 million to Seligman Communications and Information Fund and $2.9 million to Seligman Global Technology Fund. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Seligman Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Seligman Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Seligman Funds. Information regarding certain legal proceedings may be found in the Seligman Funds' shareholder reports and SAIs. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Shareholder Information

DECIDING WHICH CLASS OF SHARES TO BUY

Each of the Fund's Classes represent an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from the other Classes. When deciding which Class of shares to buy, you should consider, among other things:

-    The amount you plan to invest.

- How long you intend to remain invested in the Fund, or another Seligman mutual fund.

- If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC (i.e., a contingent deferred sales charge) and pay higher ongoing 12b-1 fees, or in the case of employee benefit plans eligible to purchase Class R shares, be subject to a CDSC for a shorter period of time and pay higher ongoing 12b-1 fees.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

An authorized dealer or your financial advisor will be able to help you decide which Class of shares best meets your needs.

CLASS A

-    Initial sales charge on Fund purchases, as set forth below:

                            SALES CHARGE AS A % OF   SALES CHARGE AS A % OF     REGULAR DEALER DISCOUNT
AMOUNT OF YOUR INVESTMENT      OFFERING PRICE(1)      NET AMOUNT INVESTED     AS A % OF OFFERING PRICE(1)
-------------------------   ----------------------   ----------------------   ---------------------------
Less than $50,000                    5.75%                   6.10%                      5.00%
$50,000 - $99,999                    4.50                    4.71                       4.00
$100,000 - $249,999                  3.50                    3.63                       3.00
$250,000 - $499,999                  2.50                    2.56                       2.25
$500,000 - $999,999                  2.00                    2.04                       1.75
$1,000,000 and over(2)               0.00                    0.00                       0.00

----------
(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

(2) You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

-    Annual 12b-1 fee (for shareholder services) of up to 0.25%.

- No initial sales charge on reinvested dividends or capital gain distributions.

Please consult your financial advisor for assistance in selecting the appropriate class of shares.

INFORMATION REGARDING BREAKPOINT DISCOUNTS FOR CLASS A SHARES

Purchases of Class A shares by a "single person" may be eligible for the reduced initial sales charges ("Breakpoint Discounts") that are described above. For the purpose of the Breakpoint Discount thresholds described above, "single persons" includes individuals and immediate family members (i.e., husband, wife, and minor children), as well as designated fiduciaries, certain employee benefit plans and certain tax-exempt organizations. For more information about what constitutes a "single person", please consult the Fund's Statement of Additional Information. "Single persons" may be eligible for Breakpoint Discounts under the following circumstances:

DISCOUNTS AND RIGHTS OF ACCUMULATION. Breakpoint Discounts contemplated above are also available under a Seligman mutual funds program referred to as "Rights of Accumulation." Under this program, reduced sales charges will apply if the sum of (i) the current amount being invested by a "single person" in Class A shares of the Fund and in Class A shares of other Seligman mutual funds (excluding Seligman Cash Management Fund), (ii) the current net asset value of the Class A shares and Class B shares of other Seligman mutual funds already owned by the "single person" other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a "single person" through an exchange of Class A shares of another Seligman mutual fund, exceeds the Breakpoint Discount thresholds described for Class A shares above.

The value of the shares contemplated by items (ii) and (iii) above (collectively, the "Prior Owned Shares") will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman mutual funds if those investments are held in your accounts with a different intermediary or with SDC.

Discounts and rights of accumulation apply with respect to your investments in the Seligman mutual funds only. Any investment that you may have in shares of a RiverSource fund, RiverSource Partners fund or Threadneedle fund will not be aggregated with your investments in the Seligman mutual funds for the purpose of determining eligibility for any Breakpoint Discount or reduced sales charge (this same policy also applies in connection with a letter of intent, as described below).

If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

LETTER OF INTENT. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed above, based on the total amount of Class A shares of the Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges may be applied to purchases made within a 13-month period starting from the date of receipt from you of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the letter of intent assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent.

ELIGIBLE EMPLOYEE BENEFIT PLANS. Eligible employee benefit plans which have at least $2 million in plan assets at the time of investment in the Fund may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

ASCENSUS (FORMERLY, BISYS) PLANS. Plans that (i) own Class B shares of any Seligman mutual fund and (ii) participate in Seligman Growth 401(k) through Ascensus' third-party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

CDSCS. Purchases of Class A shares of $1 million or more under any of the programs discussed above are subject to a CDSC of 1% on redemptions made within 18 months of purchase, subject to certain limited exceptions set forth in the Fund's Statement of Additional Information.

ADDITIONAL INFORMATION. For more information regarding Breakpoint Discounts, please consult the Fund's Statement of Additional Information. This information can also be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

INFORMATION REGARDING SALES OF CLASS A SHARES AT NET ASSET VALUE

Class A shares of the Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of the Fund, the other investment companies in the Seligman Group of mutual funds, RiverSource Investments, SDC and RiverSource Investments' affiliates.

Class A shares may also be issued without an initial sales charge to the following entities as further described in the Fund's Statement of Additional
Information: certain registered unit investment trusts; separate accounts established and maintained by certain insurance companies; registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with the distributor; financial institution trust departments; certain registered investment advisers; accounts of certain financial institutions, authorized dealers or investment advisors that charge account management fees; pursuant to certain sponsored arrangements with organizations that make recommendations or permit solicitations of its employees, members or participants; other Seligman funds in connection with a deferred fee arrangement for outside Directors, or pursuant to a "fund of funds" arrangement; certain "eligible employee benefit plans"; those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by RiverSource Investments, or to their directors or trustees; in connection with sales pursuant to retirement plan alliance programs that have a written agreement with the distributor; and to participants in certain retirement and deferred compensation plans and trusts for which certain entities act as broker-dealer, trustee, or recordkeeper.

For more information about those who can purchase shares of the Fund without a sales charge, and other relevant information, please consult the Fund's Statement of Additional Information. In addition, this information can be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.


CLASS B

-    No initial sales charge on purchases.

-    A declining CDSC on shares sold within 6 years of purchase:

YEARS SINCE PURCHASE                    CDSC
--------------------                    ----
Less than 1 year                          5%
1 year or more but less than 2 years      4
2 years or more but less than 3 years     3
3 years or more but less than 4 years     3
4 years or more but less than 5 years     2
5 years or more but less than 6 years     1
6 years or more                           0

-    Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

- Automatic conversion to Class A shares approximately eight years after purchase, resulting in lower ongoing 12b-1 fees. If you intend to hold your Class B shares for less than six years, you should consider purchasing Class C shares due to the shorter CDSC applicable to Class C shares. Additionally, if you are eligible to purchase Class R shares, you should consider purchasing that class, which has lower ongoing fees and a shorter CDSC.

- No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Your purchase of Class B shares must be for less than $250,000 because if you invest $250,000 or more, you will pay less in fees and charges if you buy another Class of shares. Please consult your financial advisor for assistance in selecting the appropriate class of shares.

CLASS C

-    No initial sales charge on purchases.

-    A 1% CDSC on shares sold within one year of purchase.

-    Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

- No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

- No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares. Please consult your financial advisor for assistance in selecting the appropriate class of shares.

CLASS R*

-    No initial sales charge on purchases.

- A 1% CDSC on shares sold within one year of the plan's initial purchase of Class R shares of the Fund.

-    Annual 12b-1 fee (for distribution and shareholder services) of 0.50%.

- No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

- No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Please consult your financial advisor for assistance in selecting the appropriate class of shares.

----------
* Class R shares are not available to all investors. You may purchase Class R shares only if you are a qualified or non-qualified employee benefit plan or arrangement (other than a Section 403(b) plan sponsored by public educational institutions) that provides for the purchase of Fund shares and has (1) less than $20 million in assets (determined at the time of initial investment in the Seligman Group of mutual funds); and (2) at least (a) $500,000 invested in the Seligman Group of mutual funds or (b) 50 eligible employees to whom such plan is made available. The distributor may waive the requirements described in (2) above in connection with sales pursuant to a retirement plan alliance program which has a written agreement with the distributor.

The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows each Class of the Fund to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because the Fund's 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of charges.

The Fund's Board of Directors believes that no conflict of interest currently exists among the Fund's Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and Maryland law, will seek to ensure that no such conflict arises.

HOW CDSCS ARE CALCULATED

To minimize the amount of the CDSC you may pay when you sell your shares, the Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of the Fund to buy the same class of shares of any other Seligman mutual fund or when you exchange shares of another Seligman mutual fund to buy the same class of shares of the Fund. For the purpose of calculating the CDSC, when you exchange shares of the Fund for the same class of another Seligman mutual fund, it will be assumed that you held the shares of the other Seligman mutual fund since the date you originally purchased the shares of the Fund. Similarly, when you exchange shares of another Seligman mutual fund for shares of the Fund, it will be assumed that you held the shares of the Fund since the date you originally purchased shares of the other Seligman mutual fund.

The CDSC on Class A, Class B, Class C and Class R shares may be waived or reduced in the following instances: on redemptions following death or disability; in connection with certain distributions from certain retirement plans, 403(b) plans, 401(k) plans and IRAs; in connection with shares sold to current and retired Directors of the Fund; in connection with shares sold to a governmental entity which is prohibited by applicable laws from paying sales charges and related fees; in connection with systematic withdrawals; in connection with participation in certain 401(k) and retirement programs; on incidental redemptions to cover administrative expenses; on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and in the case of Class A shares purchased by certain institutional investors. The CDSC may also be waived on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of RiverSource Investments at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund. For more information, please consult the Fund's Statement of Additional Information or www.seligman.com.

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Class's net asset value ("NAV") next calculated after the distributor or SDC, as the case may be, accepts your request. However, in some cases, the Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Fund. In such instances, customer orders will be priced at the Class's NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares. However, the distributor may reject any request to purchase Fund shares under the circumstances discussed later in this Prospectus under the captions "Important Policies That May Affect Your Account" and "Frequent Trading of Fund Shares." Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

     NAV: Computed separately for each Class by dividing that Class's share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange ("NYSE"), the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day, subject to any applicable sales charge. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.

The NAV of the Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading.

Securities owned by the Fund are valued at current market prices. If RiverSource Investments concludes that the most recently reported (or closing) price of a security held by the Fund is no longer valid or reliable, or such price is otherwise unavailable, RiverSource Investments will value the security at its fair value as determined in accordance with policies and procedures approved by the Fund's Board of Directors. The value of a security held by the Fund could be so determined in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

OPENING YOUR ACCOUNT

The Fund's shares are sold through authorized dealers or financial advisors who have sales agreements with the distributor. There are several programs under which you may be eligible for reduced sales charges. Ask an authorized dealer or your financial advisor if any of these programs apply to you. Class R shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy--Class R."

To make your initial investment in the Fund, contact an authorized dealer or your financial advisor, or complete an account application and send it with your check made payable to the Fund directly to SDC at the address provided on the account application. Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

- Regular (non-retirement) accounts: None (but certain Fund accounts are subject to a $1,000 minimum Fund account balance; for details, see "Important Policies That May Affect Your Account")

-    For accounts opened concurrently with Invest-A-Check(R):

     -    $100 to open if you will be making monthly investments

     -    $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

     YOU MAY BUY SHARES OF THE FUND FOR ALL TYPES OF TAX-DEFERRED RETIREMENT PLANS. CONTACT RETIREMENT PLAN SERVICES AT THE ADDRESS OR PHONE NUMBER LISTED ON THE INSIDE BACK COVER OF THIS PROSPECTUS FOR INFORMATION AND TO RECEIVE THE PROPER FORMS.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Seligman funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC at:

Seligman Data Corp.
P.O. Box 9759
Providence, RI 02940-9759

Share certificates representing shares of the Fund are no longer issued. Any further purchases of shares (whether by further subscription or in connection with the exercise of exchange privileges) will be recorded in book-entry form only. However, if a share certificate has been previously issued to a shareholder, the shareholder will be required to deliver the share certificate to SDC, as shareholder servicing agent, before a request for redemption or exchange of shares evidenced by that share certificate will be processed.

If you want to be able to buy, sell, or exchange shares by telephone, you should elect telephone services on the account application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a medallion signature guarantee) at a later date.

HOW TO BUY ADDITIONAL SHARES

After you have made your initial investment, there are many options available to make additional purchases of Fund shares.

Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

Seligman Data Corp.
P.O. Box 9766
Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

INVEST-A-CHECK(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House ("ACH") member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. For accounts opened concurrently with Invest-A-Check(R), you must buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum account balance of $1,000 is met or your account may be closed. For accounts opened with $1,000 or more, Invest-A-Check(R) investments may be made for any amount.

AUTOMATIC DOLLAR-COST-AVERAGING. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares, you may pay an initial sales charge to buy Fund shares.

AUTOMATIC CD TRANSFER. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of the Fund. If you wish to use this service, contact SDC, an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

DIVIDENDS FROM OTHER INVESTMENTS. You may have your dividends from other companies invested in the Fund. (Dividend checks must include your name, account number, Fund name, and class of shares.)

DIRECT DEPOSIT. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information.

HOW TO EXCHANGE SHARES AMONG THE SELIGMAN MUTUAL FUNDS

The Seligman mutual funds are part of the RiverSource Group of Funds which, in addition to RiverSource funds, includes RiverSource Partners funds and Threadneedle funds. Each of the funds in the RiverSource Group of Funds shares the same Board of Directors/Trustees. However, the Seligman mutual funds do not share the same policies and procedures, as set forth in the Shareholder Information section of this prospectus, as the other funds in the RiverSource Group of Funds and may not be exchanged for shares of RiverSource funds, RiverSource Partners funds or Threadneedle funds.

You may sell this Fund's shares to buy shares of the same class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy this Fund's shares. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares of Seligman Cash Management Fund to buy shares of the same Class of the Fund or another Seligman mutual fund. If you are exchanging shares subject to a CDSC, for purposes of determining CDSC holding periods, such shares will be exchanged pro rata based on the different times of purchase.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

See "The Seligman Mutual Funds" for a list of the funds available for exchange. Before making an exchange, contact an authorized dealer, your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all classes of shares.

HOW TO SELL SHARES

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able to use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, within 2 business days after your shares are sold).

You may sell shares to the Fund through an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

To protect you and the Fund, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; (3) to be mailed to other than your address of record; (4) requested in connection with an address change; or (5) requested within 30 days of an address change on the account, then before sending any money, the Fund will require:

-    A signed, written redemption request;

-    Telephone confirmation; and

-    A medallion signature guarantee.

Telephone confirmations will not affect the date on which your redemption request is actually processed, but may delay the payment of proceeds.

     MEDALLION SIGNATURE GUARANTEE:

     Protects you and each Seligman mutual fund from fraud. It is an assurance that the signature is genuine. A Medallion Signature Guarantee from The New York Stock Exchange, Inc. Medallion Signature Guarantee Program, The Securities Transfer Agents Medallion Program or The Stock Exchanges Medallion Program is acceptable. These guarantees are the leading signature guarantee programs recognized by most financial services associations throughout the United States and Canada, and are endorsed by the Securities Transfer Association. Non-medallion signature guarantees or notarization by a notary public are not acceptable forms of signature guarantees.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

You may need to provide additional documents to sell Fund shares if you are:

-    a corporation;

-    an executor or administrator;

-    a trustee or custodian; or

-    in a retirement plan.

Contact an authorized dealer, your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account service to sell Fund shares:

SYSTEMATIC WITHDRAWAL PLAN. If you have at least $5,000 in the Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account, typically within 2 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class B, Class C or Class R shares, you may annually withdraw 12%, 10% or 10%, respectively, of the value of your Fund accounts (at the time of election) without a CDSC.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

To protect you and other shareholders, the Fund reserves the right to:

- Refuse an exchange request if the amount you wish to exchange equals or exceeds the lesser of $1,000,000 or 1% of the Fund's net assets;

-    Refuse any request to buy Fund shares;

-    Reject any request received by telephone;

-    Suspend or terminate telephone services;

-    Reject a medallion signature guarantee that SDC believes may be fraudulent;

- Close your Fund account if its value is below $1,000, provided, however, that this policy does not apply to direct accounts held at SDC that are retirement accounts (i.e., IRAs), unclaimed property accounts and Fund shareholder accounts in the process of automatic conversion from the Fund's Class B shares to Class A shares that aggregate to more than $1,000. The Fund will notify you in writing at least 30 days before closing your Fund account and anticipates permitting shareholders owning Fund shares directly with SDC a period of one year to reach the $1,000 Fund minimum balance. If you hold your shares through a financial intermediary, you should contact that financial intermediary for their policies relating to minimum investment requirements (which could be different from the Fund's requirements);

- Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals); and

- Request additional information or close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

TELEPHONE SERVICES

You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

- Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to the address of record or if you have current ACH bank information on file, you may have your redemption proceeds directly deposited to your bank account);

-    Exchange shares between Seligman mutual funds;

-    Change dividend and/or capital gain distribution options;

-    Change your address; and

-    Establish systematic withdrawals to address of record.

If you do not elect telephone services on your account application when you open your account, or opened your account through an authorized dealer or your financial advisor, telephone services must be elected on a supplemental election form (which may require a medallion signature guarantee).

Restrictions apply to certain types of accounts:

- Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

-    Corporations may not sell Fund shares by phone;

-    IRAs may only exchange Fund shares or request address changes by phone; and

- Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor representative may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. The Fund's NAV may fluctuate during this time.

The Fund and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Fund and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of the Fund or any other Seligman mutual fund.

THE FOLLOWING APPLIES TO SHAREHOLDERS WHO SOLD FUND SHARES ON OR AFTER FEBRUARY 4, 2009 AND WISH TO REPURCHASE SHARES (THE "NEW REPURCHASE POLICY"): If your original purchase was in Class A or Class B shares, you may use all or part of the sale proceeds to purchase new Class A shares in any Seligman fund account linked together for Rights of Accumulation purposes. Your repurchase will be in Class A shares at net asset value, up to the amount of the sale proceeds. Repurchases of Class B shares will also be made in Class A shares at net asset value. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C shares, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C share repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

THE FOLLOWING APPLIES TO SHAREHOLDERS WHO SOLD FUND SHARES ON OR BEFORE FEBRUARY 3, 2009 AND WISH TO REPURCHASE SHARES: You have the option of taking advantage of the New Repurchase Policy described above, or you may use all or part of the sale proceeds to purchase shares of the Fund or any other Seligman mutual fund without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC (the "Former Repurchase Policy").

If you sold Fund shares on or after February 4, 2009 and wish to take advantage of the New Repurchase Policy, you must notify your financial advisor or SDC within 90 days of the date your sale request was processed. If you sold Fund shares on or before February 3, 2009 and wish to take advantage of either the New Repurchase Policy or the Former Repurchase Policy, you must notify your financial advisor or SDC within 120 days of the date your sale request was processed (e.g., if you sold Fund shares on February 3, 2009, you must notify your financial advisor or SDC by June 3, 2009). Contact your financial advisor or SDC for information on required documentation. The repurchase privileges may be modified or discontinued at any time and use of this option may have tax consequences.

FREQUENT TRADING OF FUND SHARES

As a matter of policy, the Fund discourages frequent trading of Fund shares. In this regard, the Fund's Board of Directors has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of the Fund's portfolio. If the Fund, the distributor or SDC (the Funds' shareholder service agent) (referred to collectively below as the "Seligman Entities") determine that you have exchanged more than twice to and from the Fund in any three-month period, you will not be permitted to engage in further exchange activity in the Fund for 90 days. The Seligman Entities may under certain circumstances also refuse initial or additional purchases of Fund shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above (excluding purchases via a direct deposit through an automatic payroll deduction program or purchases by the funds of Seligman Asset Allocation Series, Inc. in the ordinary course of implementing their asset allocation strategies). In addition, the Seligman Entities may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different Seligman fund) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of the Fund through a financial intermediary, your ability to purchase or exchange shares of the Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Entities as engaging in trading activity in excess of the guidelines noted above. The Fund's policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.

Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Entities to prevent excessive trading, there is no guarantee that the Seligman Entities will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Entities to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, the Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Entities will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide the Fund with combined purchase and redemption orders. In these circumstances, the Seligman Entities may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of the Fund may be held through omnibus accounts and their equivalents.

To the extent that the efforts of the Seligman Entities are unable to eliminate excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund's portfolio, hinder the Fund's ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase the Fund's operating costs and decrease the Fund's investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.

Investors who purchase shares of a fund that invests in small-cap securities may be more likely to seek to use frequent trading strategies to take advantage of potential arbitrage opportunities. Such activity could adversely impact the Fund.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund generally pays any dividends from its net investment income and distributes any net capital gains realized on investments annually. It is expected that the Fund's distributions will be primarily capital gains.

     DIVIDEND:

     A payment by a mutual fund, usually derived from a fund's net investment income (dividends and interest earned on portfolio securities less expenses).

     CAPITAL GAIN DISTRIBUTION:

     A payment to mutual fund shareholders which represents profits realized on the sale of securities in a fund's portfolio.

     EX-DIVIDEND DATE:

     The day on which any declared distributions (dividends or capital gains) are deducted from a fund's assets before it calculates its NAV.

You may elect to:

(1)  reinvest both dividends and capital gain distributions;

(2)  receive dividends in cash and reinvest capital gain distributions; or

(3)  receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions, if any, will be reinvested if you do not instruct otherwise or if you own Fund shares in a Seligman tax-deferred retirement plan.

If you want to change your election, you may send written instructions to SDC at P.O. Box 9759, Providence, RI 02940-9759, or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Dividends or capital gain distributions that are not reinvested will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into a predesignated bank account, typically within 2 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

Dividends, if any, on Class B, Class C and Class R shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class.

TAXES

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Dividends paid by the Fund, other than "qualified dividend income," are generally taxable to you as ordinary income. Tax-deferred retirement plans are not taxed currently on dividends or capital gain distributions or on gains resulting from the sale or exchange of Fund shares.

You may be taxed at different rates on capital gains distributed by the Fund depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

For further information, please see the Fund's Statement of Additional Information under the section entitled "Taxation of the Fund."

THE SELIGMAN MUTUAL FUNDS

Shares of the following Seligman mutual funds may be exchanged for one another, but shares of these Seligman mutual funds may not, at the current time, be exchanged for shares of the other funds in the RiverSource Group of Funds.

EQUITY

SPECIALTY

SELIGMAN COMMUNICATIONS AND INFORMATION FUND

Seeks capital appreciation by investing in companies operating in the communications, information and related industries.

SELIGMAN EMERGING MARKETS FUND

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

SELIGMAN GLOBAL TECHNOLOGY FUND

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

SMALL COMPANY

SELIGMAN FRONTIER FUND

Seeks growth of capital by investing primarily in small company growth stocks.

SELIGMAN GLOBAL SMALLER COMPANIES FUND

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

SELIGMAN SMALLER-CAP VALUE FUND

Seeks long-term capital appreciation by investing in common stocks of smaller companies, deemed to be "value" companies by the investment manager.

MEDIUM COMPANY

SELIGMAN CAPITAL FUND

Seeks capital appreciation by investing in the common stocks of medium-sized companies.

LARGE COMPANY

SELIGMAN COMMON STOCK FUND

Seeks total return through a combination of capital appreciation and current income.

SELIGMAN GLOBAL GROWTH FUND

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

SELIGMAN GROWTH FUND

Seeks long-term capital appreciation.

SELIGMAN INTERNATIONAL GROWTH FUND

Seeks long-term capital appreciation by generally investing in securities of large- and mid-capitalization growth companies in the international markets.

SELIGMAN LARGE-CAP VALUE FUND

Seeks long-term capital appreciation by investing in common stocks of large companies, deemed to be "value" companies by the investment manager.

BALANCED

SELIGMAN INCOME AND GROWTH FUND

Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

REAL ESTATE SECURITIES

SELIGMAN LASALLE GLOBAL REAL ESTATE FUND

Seeks total return through a combination of current income and long-term capital appreciation by investing in equity and equity-related securities issued by global real estate companies such as US real estate investment trusts (REITs) and similar entities outside the US.

SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND

Seeks to produce a high level of current income with capital appreciation as a secondary objective by investing in equity and equity-related securities issued by real estate companies, such as real estate investment trusts (REITs).

FIXED-INCOME

INCOME

SELIGMAN HIGH-YIELD FUND

Seeks a high level of current income and may also consider the potential for capital appreciation consistent with prudent investment management. The Fund invests primarily in non-investment grade, high-yield securities.

SELIGMAN CORE FIXED INCOME FUND

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective. The Fund invests a significant portion of its assets in investment grade fixed-income securities.

SELIGMAN U.S. GOVERNMENT SECURITIES FUND

Seeks a high level of current income consistent with prudent investment risk primarily by investing in a diversified portfolio of securities issued or guaranteed by the US government, its agencies or instrumentalities, or government sponsored enterprises.

MUNICIPAL

SELIGMAN MUNICIPAL FUNDS:

NATIONAL FUND

Seeks maximum income, exempt from regular federal income taxes.

STATE-SPECIFIC FUNDS:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California
- High-Yield
- Quality
Colorado
Florida
Georgia
Louisiana
Maryland
Massachusetts
Michigan
Minnesota
Missouri
New Jersey
New York
North Carolina
Ohio
Oregon
Pennsylvania
South Carolina

*    A small portion of income may be subject to state and local taxes.

MONEY MARKET

SELIGMAN CASH MANAGEMENT FUND

Seeks to preserve capital and to maximize liquidity and current income by investing only in high-quality money market securities. The Fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION

SELIGMAN ASSET ALLOCATION SERIES, INC. offers four different asset allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

SELIGMAN ASSET ALLOCATION AGGRESSIVE GROWTH FUND

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

SELIGMAN ASSET ALLOCATION GROWTH FUND

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Asset Allocation Aggressive Growth Fund.

SELIGMAN ASSET ALLOCATION MODERATE GROWTH FUND

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

SELIGMAN ASSET ALLOCATION BALANCED FUND

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization and dividend producing domestic and international equity securities supplemented by a larger allocation to real estate securities as well as domestic fixed-income securities, cash and cash equivalents than Seligman Asset Allocation Moderate Growth Fund.

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC. offers five asset-allocation mutual funds that seek to achieve their respective investment objectives by allocating their assets among exchange-traded funds (ETFs).

SELIGMAN TARGETFUND 2045

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2045 approaches.

SELIGMAN TARGETFUND 2035

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2035 approaches.

SELIGMAN TARGETFUND 2025

Seeks capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2025 approaches.

SELIGMAN TARGETFUND 2015

Seeks capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2015 approaches.

SELIGMAN TARGETFUND CORE

Seeks capital appreciation and preservation of capital with current income.

OTHER INFORMATION

PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges--fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to SDC, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

ADMINISTRATION SERVICES. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Administrative services are provided without charge to the Seligman funds by Ameriprise Financial under a separate administrative services agreement with each such fund, rather than by RiverSource Investments under a Seligman fund's management agreement. The fees under the administrative services agreement may be raised without shareholder approval, although RiverSource Investments expects that any increase would be offset by a decrease in its management fee paid by a Seligman fund.

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to Seligman funds and RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other Seligman funds and RiverSource funds, respectively, (Funds of Funds) and to discretionary managed accounts that invests exclusively in the funds (collectively referred to as "affiliated products"). These affiliated products, individually or collectively, may own a significant percentage of the fund's outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts.

Financial Highlights

The tables below are intended to help you understand the financial performance of the Fund's classes for the past five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated based on average shares outstanding during a particular period. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all of your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges, transaction costs on your investment or taxes. If such charges, costs or taxes were reflected, total returns would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

CLASS A

                                                                           YEAR ENDED OCTOBER 31,
                                                            --------------------------------------------------
                                                              2008         2007      2006      2005      2004
                                                            -------      -------   -------   -------   -------
PER SHARE DATA:
Net asset value, beginning of year                          $ 15.63      $ 14.29   $ 12.36   $ 12.17   $ 11.49
Income (loss) from investment operations:
   Net investment loss                                        (0.12)       (0.21)    (0.21)    (0.21)    (0.21)
   Net realized and unrealized gain (loss) on investments     (5.93)        3.18      2.64      0.40      0.89
Total from investment operations                              (6.05)        2.97      2.43      0.19      0.68
Proceeds from regulatory settlement(1)                         0.12           --        --        --        --
Less distributions:
   Distributions from net realized capital gain               (2.41)       (1.63)    (0.50)       --        --
Net asset value, end of year                                $  7.29      $ 15.63   $ 14.29   $ 12.36   $ 12.17
                                                            -------      -------   -------   -------   -------
TOTAL RETURN                                                 (44.19)%(1)   22.93%    20.29%     1.56%     5.92%#
                                                            -------      -------   -------   -------   -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)                      $25,209      $52,441   $48,470   $47,699   $61,326
Ratio of expenses to average net assets                        1.97%        1.90%     1.97%     2.01%     2.06%
Ratio of net investment loss to average net assets            (1.13)%      (1.47)%   (1.60)%   (1.70)%   (1.75)%
Portfolio turnover rate                                      156.49%      115.96%    91.67%    96.04%    83.73%
Without expense reimbursement:##
Ratio of expenses to average net assets                        2.05%
Ratio of net investment loss to average net assets            (1.21)%

See footnotes on page 32.

CLASS B

                                                                           YEAR ENDED OCTOBER 31,
                                                            --------------------------------------------------
                                                              2008         2007      2006      2005      2004
                                                            -------      -------   -------    ------    ------
PER SHARE DATA:
Net asset value, beginning of year                          $ 13.22      $ 12.42    $10.88    $10.80    $ 10.28
Income (loss) from investment operations:
   Net investment loss                                        (0.16)       (0.27)    (0.27)    (0.27)     (0.27)
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions                       (4.85)        2.70      2.31      0.35       0.79
Total from investment operations                              (5.01)        2.43      2.04      0.08       0.52
Proceeds from regulatory settlement(1)                         0.10           --        --        --         --
Less distributions:
   Distributions from net realized capital gain               (2.41)       (1.63)    (0.50)       --         --
                                                            -------      -------    ------    ------    ------
Net asset value, end of year                                $  5.90      $ 13.22    $12.42    $10.88    $ 10.80
                                                            -------      -------    ------    ------    ------
TOTAL RETURN                                                 (44.62)%(1)   21.90%    19.43%     0.74%      5.06%#
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)                      $ 1,302      $ 3,365    $4,264    $7,060    $13,393
Ratio of expenses to average net assets                        2.73%        2.66%     2.73%     2.76%      2.82%
Ratio of net investment loss to average net assets            (1.89)%      (2.23)%   (2.36)%   (2.45)%    (2.51)%
Portfolio turnover rate                                      156.49%      115.96%    91.67%    96.04%     83.73%
Without expense reimbursement:##
Ratio of expenses to average net assets                        2.81%
Ratio of net investment loss to average net assets            (1.97)%

CLASS C

                                                                           YEAR ENDED OCTOBER 31,
                                                            -------------------------------------------------
                                                              2008         2007     2006      2005      2004
                                                            -------      -------   ------    ------    ------
PER SHARE DATA:
Net asset value, beginning of year                          $ 13.23      $ 12.42   $10.89    $10.81    $10.28
Income (loss) from investment operations:
   Net investment loss                                        (0.15)       (0.27)   (0.27)    (0.27)    (0.27)
   Net realized and unrealized gain (loss) on investments     (4.84)        2.71     2.30      0.35      0.80
Total from investment operations                              (4.99)        2.44     2.03      0.08      0.53
Proceeds from regulatory settlement(1)                         0.10           --       --        --        --
Less distributions:
   Distributions from net realized capital gain               (2.41)       (1.63)   (0.50)       --        --
Net asset value, end of year                                $  5.93      $ 13.23   $12.42    $10.89    $10.81
                                                            -------      -------   ------    ------    ------
TOTAL RETURN                                                 (44.38)%(1)   22.00%   19.31%     0.74%   5.16%#
                                                            -------      -------   ------    ------    ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)                      $ 9,493      $ 3,173   $2,505    $2,501    $2,832
Ratio of expenses to average net assets                        2.73%        2.66%    2.73%     2.76%     2.82%
Ratio of net investment loss to average net assets            (1.89)%      (2.23)%  (2.36)%   (2.45)%   (2.51)%
Portfolio turnover rate                                      156.49%      115.96%   91.67%    96.04%    83.73%
Without expense reimbursement:##
Ratio of expenses to average net assets                        2.81%
Ratio of net investment loss to average net assets            (1.97)%

See footnotes on page 32.

CLASS R

                                                                           YEAR ENDED OCTOBER 31,
                                                            -------------------------------------------------
                                                              2008         2007      2006     2005      2004
                                                            -------      -------   -------   ------    ------
PER SHARE DATA:
Net asset value, beginning of period                        $ 15.47      $ 14.20   $ 12.30   $12.17   $ 11.48
Income (loss) from investment operations:
   Net investment loss                                        (0.14)       (0.24)    (0.25)   (0.25)    (0.24)
   Net realized and unrealized gain (loss) on investments     (5.86)        3.14      2.65     0.38      0.93
Total from investment operations                              (6.00)        2.90      2.40     0.13      0.69
Proceeds from regulatory settlement(1)                         0.12           --        --       --        --
Less distributions:
   Distributions from net realized capital gain               (2.41)       (1.63)    (0.50)      --        --
Net asset value, end of period                              $  7.18      $ 15.47   $ 14.20   $12.30   $ 12.17
                                                            -------      -------   -------   ------   -------
TOTAL RETURN                                                 (44.36)%(1)   22.53%    20.14%    1.07%   6.01%#
                                                            -------      -------   -------   ------   -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                    $    79      $    93   $    17   $    7   $    71
Ratio of expenses to average net assets                        2.23%        2.15%     2.23%    2.25%     2.32%
Ratio of net investment loss to average net assets            (1.39)%      (1.72)%   (1.86)%  (1.94)%   (2.01)%
Portfolio turnover rate                                      156.49%      115.96%    91.67%   96.04%    83.73%
Without expense reimbursement:##
Ratio of expenses to average net assets                        2.31%
Ratio of net investment loss to average net assets            (1.47)%

----------
## Seligman, the Fund's investment manager prior to November 7, 2008, reimbursed certain expenses for the period presented.

(1) In June 2008, the Fund received its portion of the proceeds from a regulatory settlement between an unaffiliated third party and the SEC. Excluding the effect of this item, total return for Class A, B, C, I and R would have been (44.93)%, (45.33)%, (45.10)% and (45.10)%, respectively.

# Excluding the effect of the payments received from Seligman, the Fund's investment manager prior to November 7, 2008, as a result of its review of its fund portfolio brokerage commission practices, total returns for Class A, B, C and R shares would have been 5.85%, 4.99%, 5.09% and 5.94%, respectively.

How to Contact Us

THE FUND

Write to                CORPORATE COMMUNICATIONS/INVESTOR RELATIONS DEPARTMENT
                        AMERIPRISE FINANCIAL, INC.
                        200 Ameriprise Financial Center
                        Minneapolis, Minnesota 55474

Phone                   Toll-free in the US (800) 221-7844
                        Outside the US (212) 850-1864

YOUR REGULAR (NON-RETIREMENT) ACCOUNT

Write to                SHAREHOLDER SERVICE AGENT/SELIGMAN GROUP OF FUNDS
                        SELIGMAN DATA CORP.

For investments         P.O. Box 9766
   into an account      Providence, RI 02940-9766

For non-investment      P.O. Box 9759
   inquiries            Providence, RI 02940-9759

For matters requiring   101 Sabin St.
   overnight delivery   Pawtucket, RI 02860

Phone                   Toll-free in the US (800) 221-2450
                        Outside the US (212) 682-7600

YOUR RETIREMENT ACCOUNT

Write to                RETIREMENT PLAN SERVICES
                        SELIGMAN DATA CORP.
                        100 Park Avenue
                        New York, NY 10017

Phone                   Toll-free (800) 445-1777

24-HOUR AUTOMATED TELEPHONE ACCESS IS AVAILABLE BY CALLING (800) 622-4597 ON A TOUCHTONE TELEPHONE. YOU WILL HAVE INSTANT ACCESS TO PRICE, YIELD, ACCOUNT BALANCE, MOST RECENT TRANSACTION, AND OTHER INFORMATION.

For More Information

The information below is available, without charge, upon request by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.


The Statement of Additional Information ("SAI") contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Fund's investments. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

Information about the Fund, including the Prospectus and SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 551-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: www.sec.gov.

Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Number: 811-4078

(GRAPHIC)   Go paperless --
            sign up for E-Delivery
            at www.seligman.com

                                                                      PROSPECTUS
                                                                   March 2, 2009
                                                                  Class I Shares

Seligman Frontier Fund, Inc.

Seeking Growth in Capital Value Through Investments Primarily in Small-Company Stocks

As with all mutual funds, the Securities and Exchange Commission has neither approved nor disapproved the Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if this Fund is suitable for you.

              Not FDIC Insured - May Lose Value - No Bank Guarantee

                                                (SELIGMAN INVESTMENTS(SM) LOGO)
                                                EXPERIENCE - INSIGHT - SOLUTIONS

EQFR 13/2009

Table of Contents

THE FUND
   Investment Objective............................................            1
   Principal Investment Strategies.................................            1
   Principal Risks.................................................            2
   Portfolio Holdings..............................................            3
   Past Performance................................................            3
   Fees and Expenses...............................................            5
   Management......................................................            6
SHAREHOLDER INFORMATION
   Pricing of Fund Shares..........................................            9
   How to Buy Fund Shares..........................................            9
   How to Exchange Shares Among the Seligman Mutual Funds..........           10
   How to Sell Shares..............................................           10
   Important Policies That May Affect Your Account.................           10
   Frequent Trading of Fund Shares.................................           11
   Dividends and Capital Gain Distributions........................           12
   Taxes...........................................................           12
   The Seligman Mutual Funds.......................................           14
   Other Information ..............................................           17
FINANCIAL HIGHLIGHTS...............................................           20
HOW TO CONTACT US .................................................           21
FOR MORE INFORMATION...............................................   back cover

Effective November 7, 2008, RiverSource Investments, LLC ("RiverSource Investments"), investment manager to the RiverSource Group of Funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), completed its acquisition (the "Acquisition") of J. & W. Seligman & Co. Incorporated ("Seligman"). With the Acquisition completed and shareholders of the Fund having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Fund, RiverSource Investments became the new investment manager of the Fund effective November 7, 2008.

RIVERSOURCE GROUP OF FUNDS

The RiverSource Group of Funds includes a comprehensive array of funds from RiverSource Investments, including the Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource Group of Funds. Although the Seligman funds share the same Board of Directors/Trustees, they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource Group of Funds.

The Fund

INVESTMENT OBJECTIVE

The Fund's investment objective is growth of capital. Income may be considered but is incidental to the Fund's investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses the following principal investment strategies to pursue its investment objective of growth of capital:

Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small US companies. Companies are selected for their growth prospects. The Fund uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular market sector. The investment manager may select investments for either their short-, medium- or long-term prospects. In selecting investments for the Fund, the investment manager maintains a disciplined investment process that focuses on downside risks as well as upside potential and seeks to identify companies that it believes display attractive growth, profitability or valuation characteristics, including one or more of the following:

-    Positive earnings and/or earnings growth rate

-    Positive revenue growth

-    Positive operating cash flows

-    Quality management

-    Unique competitive advantages

     SMALL COMPANIES:

     Companies with market capitalization, at the time of purchase by the Fund, of $2 billion or less.

The Fund generally sells a stock if the investment manager believes its target price is reached, its valuation becomes excessive, its earnings or revenue growth are disappointing, its underlying fundamentals have deteriorated, or more attractive investment opportunities are believed to be available.

The Fund invests primarily in common stocks; however, it may also invest in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes these investments offer capital growth opportunities. The Fund may also invest in American Depositary Receipts ("ADRs"), which are publicly-traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Fund uses the same criteria in evaluating these securities as it does for common stocks.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs or commercial paper or certificates of deposit issued by foreign banks. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities that it holds. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period of time. The Fund generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities or put options.

The Fund may also invest up to 10% of its assets in exchange-traded funds ("ETFs"). ETFs are traded, like individual stocks, on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. The Fund may invest in ETFs for short-term cash management purposes or as part of its overall investment strategy.

The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent the Fund from achieving its objective.

The Fund's investment objective may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

The Fund's Board of Directors may change the parameters by which "small companies" are defined if it concludes that such a change is appropriate.

There is no guarantee the Fund will achieve its objective.

PRINCIPAL RISKS

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio manager to select securities and to make investment decisions that are suited to achieving the Fund's investment objectives. Due to their active management, the Fund could underperform other mutual funds with similar investment objectives.

Small-company stocks, as a whole, may experience larger price fluctuations than large-company stocks or other types of investments. Small companies tend to have shorter operating histories and may have less experienced management and limited product lines, markets and financial and managerial resources. During periods of investor uncertainty, investor sentiment may favor large, well-known companies over small, lesser-known companies.

The Fund's performance may also be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or derivatives (including options, warrants and futures contracts) in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

If the Fund invests in ETFs, shareholders would bear not only the Fund's expenses (including operating expenses and management fees), but also similar expenses of the ETFs, and the Fund's returns will therefore be lower. To the extent the Fund invests in ETFs, the Fund is exposed to the risks associated with the underlying investments of the ETFs and the Fund's performance may be negatively affected if the value of those underlying investments declines.

There are special risks associated with investing in preferred stocks and securities convertible into common stocks. Preferred stocks may be subject to, among other things, deferral of distribution payments, involuntary redemptions, subordination to bonds and other debt instruments of the issuer, a lack of liquidity relative to other securities such as common stocks, and limited voting rights. The market value of securities convertible into common stocks tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

The Fund seeks to reduce the risks of investing in small-company stocks by adhering to its disciplined investment process and by diversifying its investments. The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed by the investment manager to offer good investment opportunities. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WEBSITE REFERENCES

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

PAST PERFORMANCE

The performance information on the following page provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year, as well as how the performance compares to two measures of performance.

Although the Fund's fiscal year ends on October 31, the following performance information is provided on a calendar year basis. It is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past (before and after taxes), however, is not necessarily an indication of how the Fund will perform in the future.

Both the bar chart and table below the bar chart on the following page assume that all dividends and capital gain distributions, if any, were reinvested. Class I shares are not subject to any sales charges or 12b-1 fees. Prior to November 7, 2008, the Fund was managed by Seligman. Although for the fiscal year ended October 31, 2008, no reimbursement was required for Class I shares, in the past, Seligman has contractually waived its management fee and/or reimbursed certain Fund expenses and made payments to the Fund. Absent past fee waivers/reimbursements and payments, returns would have been lower. Through at least February 28, 2010, RiverSource Investments, the Fund's new investment manager, has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.78% per annum of the Fund's average daily net assets.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

CLASS I ANNUAL TOTAL RETURNS - CALENDAR YEARS

                                  (BAR CHART)

2002   -26.57%
2003    37.67%
2004    13.68%
2005    -3.04%
2006    21.22%
2007     6.84%
2008   -41.94%

          Best calendar quarter return: 16.18% - quarter ended 6/30/03.

        Worst calendar quarter return: -26.50% - quarter ended 12/31/08.

CLASS I AVERAGE ANNUAL TOTAL RETURNS - PERIODS ENDED 12/31/08

                                                                                   SINCE
                                                                ONE      FIVE    INCEPTION
                                                                YEAR     YEARS    11/30/01
                                                              -------   ------   ---------
CLASS I
Return before taxes                                           (41.94)%  (3.69)%   (1.76)%
Return after taxes on distributions                           (41.94)   (4.86)    (2.61)
Return after taxes on distributions and sale of Fund shares   (27.26)   (2.94)    (1.38)
RUSSELL 2000 GROWTH INDEX*                                    (38.54)   (2.35)    (0.33)
                                                              ------    -----     -----
LIPPER SMALL-CAP GROWTH FUNDS AVERAGE*                        (42.10)   (3.80)    (1.49)
                                                              ------    -----     -----

----------
* The Russell 2000 Growth Index ("Russell Index") and the Lipper Small-Cap Growth Funds Average are unmanaged benchmarks that assume the reinvestment of all distributions, if any. The Lipper Small-Cap Growth Funds Average excludes the effect of fees, sales charges and taxes, and the Russell Index excludes the effect of expenses, fees, sales charges and taxes. The Russell Index measures the performance of small-company growth stocks, as determined by the Frank Russell Company, and the Lipper Small-Cap Growth Funds Average is an average of all funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity Small-Cap ceiling ($3.8 billion as of December 31, 2008). Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SmallCap 600 Index. Investors cannot invest directly in an average or an index.

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------
Maximum Sales Charge (Load) on Purchases                                       none
   Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions       none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)
----------------------------------------------------------------------------
Management Fees                                                                0.95%
Distribution and/or Service (12b-1) Fees                                       none
Other Expenses(1)                                                              0.57%
Total Annual Fund Operating Expenses                                           1.52%

----------
(1) "Other expenses" includes transfer and shareholder service agent fees and expenses. The Fund's Board approved RiverSource Service Corporation ("RSC") as the Fund's new transfer and shareholder service agent, and the termination of the Fund's relationship with Seligman Data Corp. ("SDC"), the current transfer and shareholder service agent for the Fund, effective on or about May 9, 2009. RSC is an affiliate of RiverSource Investments. "Other expenses" is based on estimated fees and expenses of SDC from March 2, 2009 through on or about May 8, 2009 and of RSC from on or about May 9, 2009 through February 28, 2010, and includes non-recurring charges to the Fund resulting from the termination of SDC as transfer and shareholder service agent for the Fund (the "Non-Recurring Charges"). The fees and expenses charged to the Fund by RSC are lower than the fees and expenses charged to the Fund by SDC. The examples of Fund expenses below reflect the change in expenses resulting from the termination of SDC and the hiring of RSC. RiverSource Investments has contractually undertaken to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.78% per annum of average daily net assets of the Fund. This undertaking will remain in effect at least until February 28, 2010. For the fiscal year ended October 31, 2008, no reimbursement was required for Class I shares. The Fund's actual total annual operating expense ratio may be higher than that shown in the table, which is based on the Fund's average net assets for the fiscal year ended October 31, 2008.

EXAMPLE

The example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses are (i) the Fund's total annual operating expenses shown above (which reflects the Non-Recurring Charges, SDC's estimated fees and expenses from March 2, 2009 through on or about May 8, 2009 and RSC's estimated fees and expenses from on or about May 9, 2009 through February 28, 2010) and
(ii) after February 28, 2010, the Fund's total annual operating expenses shown above adjusted to reflect those fees and expenses no longer applicable to the Fund (i.e., the Non-Recurring Charges and SDC's fees and expenses). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class I    $155      $455      $777     $1,690

MANAGEMENT FEES:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

OTHER EXPENSES:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.

MANAGEMENT

On November 7, 2008, RiverSource Investments completed its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between the Fund and RiverSource Investments (the "Management Agreement"), RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the RiverSource Group of Funds, which includes the "RiverSource" funds, the "RiverSource Partners" funds, "Threadneedle" funds and the "Seligman" funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Group of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

     AFFILIATES OF RIVERSOURCE INVESTMENTS:

     RiverSource Fund Distributors, Inc., formerly Seligman Advisors, Inc. (the "distributor"):

     A distributor of the Seligman mutual funds and the other funds in the RiverSource Group of Funds; responsible for accepting orders for purchases and sales of Fund shares.

     RiverSource Services, Inc., formerly Seligman Services, Inc.:

     A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

     Seligman Data Corp. (SDC):

     The Fund's shareholder service agent through May 8 2009; provides shareholder account services to the Funds at cost.

     RiverSource Service Corporation (RSC):

     Each Fund's transfer and shareholder service agent effective May 9, 2009; provides or compensates others to provide transfer agency services to the other funds in the RiverSource Group of Funds.

     Ameriprise Financial:

     Provides or compensates others to provide administrative services to the Seligman mutual funds, as well as the other funds in the RiverSource Group of Funds.

Effective November 7, 2008, the Fund will pay RiverSource Investments a fee for managing its assets (Seligman will no longer receive a management fee effective November 7, 2008). The fee paid to RiverSource Investments will be the same annual fee rate that was paid to Seligman prior to November 7, 2008. The management fee rate declines as the Fund's net assets increase. It is equal to an annual rate of 0.95% of the Fund's average daily net assets on the first $750 million of net assets and 0.85% of the Fund's average daily net assets in excess of $750 million. For the Fund's fiscal year ended October 31, 2008, the management fee paid by the Fund to Seligman was equal to an annual rate of 0.95% of the Fund's average daily net assets. Under the Management Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. Through at least February 28, 2010, RiverSource Investments has contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.78% per annum of the Fund's average daily net assets. For the fiscal year ended October 31, 2008, no reimbursement was required for Class I shares.

On July 29, 2008, the Fund's Board met to discuss, prior to shareholder approval, the Management Agreement between the Fund and RiverSource Investments. A discussion regarding the basis for the Board approving the Management Agreement was included in the Fund's proxy statement, dated August 27, 2008, and is available in the Fund's annual shareholder report for the year ended October 31, 2008.

PORTFOLIO MANAGERS.

The Fund is managed by the investment manager's Small Company Growth Team, headed by Mr. Michael J. Alpert. Mr. Alpert is the Portfolio Manager of the Fund. Mr. Alpert joined Seligman in August 1999 as a member of the Small Company Growth Team. He became Co-Portfolio Manager of the Fund in 2004, and Portfolio Manager of the Fund in 2006. Mr. Alpert joined RiverSource Investments in November 2008 when RiverSource Investments acquired Seligman.

Mr. Stephan B. Yost is a member of investment manager's Small Company Growth Team. Mr. Yost joined Seligman in March 2001 and joined RiverSource Investments in November 2008 when RiverSource Investments acquired Seligman. Mr. Yost provides assistance to Mr. Alpert in managing the Fund through his research and contributions to the investment decisions with respect to companies operating primarily in the healthcare sector, among other sectors.

The Fund's Statement of Additional Information provides additional information about the compensation of the individuals named above (the "Portfolio Managers"), other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities of the Fund.

REGULATORY MATTERS

In late 2003, J. & W. Seligman & Co. Incorporated (Seligman) conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies then managed by Seligman (the "Seligman Funds"); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the Securities and Exchange Commission (the "SEC") and the Office of the Attorney General of the State of New York ("NYAG").

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.) relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive.

On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds as follows:
$150,000 to Seligman Global Growth Fund, $550,000 to Seligman Global Smaller Companies Fund, $7.7 million to Seligman Communications and Information Fund and $2.9 million to Seligman Global Technology Fund. This settlement resolves all outstanding matters between the Seligman Parties and the NYAG.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Seligman Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Seligman Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Seligman Funds. Information regarding certain legal proceedings may be found in the Seligman Funds' shareholder reports and SAIs. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Shareholder Information

The Fund offers five Classes of shares. Only Class I shares are offered by this Prospectus. The Fund's Board of Directors believes that no conflict of interest currently exists among the Fund's Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Class's net asset value ("NAV") next calculated after the distributor or SDC, as the case may be, accepts your request. However, in some cases, the Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Fund. In such instances, customer orders will be priced at the Class's NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. However, the distributor may reject any request to purchase Fund shares under the circumstances discussed later in this Prospectus under the captions "Important Policies That May Affect Your Account" and "Frequent Trading of Fund Shares." Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

     NAV: Computed separately for each Class by dividing that Class's share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange ("NYSE"), the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV.

The NAV of the Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading.

Securities owned by the Fund are valued at current market prices. If RiverSource Investments concludes that the most recently reported (or closing) price of a security held by the Fund is no longer valid or reliable, or such price is otherwise unavailable, RiverSource Investments will value the security at its fair value as determined in accordance with policies and procedures approved by the Fund's Board of Directors. The value of a security held by the Fund could be so determined in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

HOW TO BUY FUND SHARES

Class I shares are not subject to any initial or contingent deferred sales charges or distribution expenses. This Class, however, is only offered to certain types of investors. Class I shares may be purchased only by (i) a "qualified tuition program" (within the meaning of Section 529 of the Internal Revenue Code) approved by the distributor, (ii) certain qualified employee benefit plans offered to employees of River Source Investments and its affiliates and SDC, as available, (iii) any qualified or non-qualified employee benefit plan or arrangement ("Benefit Plan") with over $200 million in assets that is approved by the distributor, (iv) with respect to a specific Seligman fund in the RiverSource Group of Funds, any Benefit Plan or other investor that makes an initial investment of $3,000,000 or more in Class I shares of that Seligman fund (v) any Benefit Plan with at least $25 million in assets purchasing Class I shares through a financial intermediary that has been authorized by the distributor to offer Class I shares pursuant to a written agreement, and (vi) any investor approved by the distributor that makes an initial, combined investment of at least $5 million in the Class I shares of two or more Seligman mutual funds. Each eligible investor is required to have a single account and trade electronically with SDC either through the electronic trading platform operated by the National Securities Clearing Corporation (NSCC) or other electronic means acceptable to SDC. Benefit Plans that have the same sponsor (or sponsors affiliated with one another) ("Affiliated Benefit Plans") may aggregate their investments for determining eligibility to invest in Class I shares. However, any Benefit Plan not otherwise eligible on its own to invest in Class I shares must place orders for shares of a Seligman fund through a single account maintained for the benefit of its Affiliated Benefit Plans.

To make your initial investment in the Fund, an account must be established with SDC.

HOW TO EXCHANGE SHARES AMONG THE SELIGMAN MUTUAL FUNDS

The Seligman mutual funds are part of the RiverSource Group of Funds which, in addition to RiverSource funds, includes RiverSource Partners funds and Threadneedle funds. Each of the funds in the RiverSource Group of Funds shares the same Board of Directors/Trustees. However, the Seligman mutual funds do not share the same policies and procedures, as set forth in the Shareholder Information section of this prospectus, as the other funds in the RiverSource Group of Funds and may not be exchanged for shares of RiverSource funds, RiverSource Partners funds or Threadneedle funds.

You may sell Fund shares to buy shares of the same class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Class I shares may not be offered by every Seligman mutual fund. Please consult the relevant fund's current prospectus to determine if it offers Class I shares. Exchanges will be made at each fund's respective NAV. Exchanges generally must be requested in writing and received by the distributor or SDC by 4:00 p.m. Eastern time to receive that day's NAV.

HOW TO SELL SHARES

Shares of the Fund can be redeemed in the same manner that shares can be purchased, as described under the heading "How to Buy Fund Shares." SDC will send proceeds from a sale by means agreed on between each institutional shareholder and SDC. Sales handled by an authorized dealer or financial advisor generally must follow the same procedure. The Fund does not charge any fees or expenses for a sale handled by an authorized dealer or financial advisor, but the dealer or financial advisor may charge a service fee. SDC may require additional documents to sell Fund shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

To protect you and other shareholders, the Fund reserves the right to:

-    Refuse any request to buy Fund shares;

-    Reject any request received by telephone;

- Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals);

- Request additional information or close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering; and

- Close your account if your account remains below $250,000 for a period of at least six months.

FREQUENT TRADING OF FUND SHARES

As a matter of policy, the Fund discourages frequent trading of Fund shares. In this regard, the Fund's Board of Directors has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of the Fund's portfolio. If the Fund, the distributor or SDC (the Funds' shareholder service agent) (referred to collectively below as the "Seligman Entities") determine that you have exchanged more than twice to and from the Fund in any three-month period, you will not be permitted to engage in further exchange activity in the Fund for 90 days. The Seligman Entities may under certain circumstances also refuse initial or additional purchases of Fund shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above (excluding purchases via a direct deposit through an automatic payroll deduction program or purchases by the funds of Seligman Asset Allocation Series, Inc. in the ordinary course of implementing their asset allocation strategies). In addition, the Seligman Entities may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different Seligman fund) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of the Fund through a financial intermediary, your ability to purchase or exchange shares of the Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Entities as engaging in trading activity in excess of the guidelines noted above. The Fund's policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.

Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Entities to prevent excessive trading, there is no guarantee that the Seligman Entities will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Entities to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, the Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Entities will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide the Fund with combined purchase and redemption orders. In these circumstances, the Seligman Entities may not know the identity of particular share holders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of the Fund may be held through omnibus accounts and their equivalents.

To the extent that the efforts of the Seligman Entities are unable to eliminate excessive trading practices in the Fund, these practices may interfere with the efficient management of the Fund's portfolio, hinder the Fund's ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase the Fund's operating costs and decrease the Fund's investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.

Investors who purchase shares of a fund that invests in small-cap securities may be more likely to seek to use frequent trading strategies to take advantage of potential arbitrage opportunities. Such activity could adversely impact the Fund.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund generally pays any dividends from its net investment income and distributes any net capital gains realized on investments annually. It is expected that the Fund's distributions will be primarily capital gains.

Institutional shareholders such as tax-deferred retirement plans and qualified State tuition programs generally will have dividend and capital gain distributions, if any, reinvested in additional Fund shares. Other institutional shareholders may elect to:

(1)  reinvest both dividends and capital gain distributions;

(2)  receive dividends in cash and reinvest capital gain distributions; or

(3)  receive both dividends and capital gain distributions in cash.

If you want to change your election, you may send written instructions to SDC at P.O. Box 9759, Providence, RI 02940-9759, or an authorized dealer or financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

     DIVIDEND:

     A payment by a mutual fund, usually derived from a fund's net investment income (dividends and interest earned on portfolio securities less expenses).

     CAPITAL GAIN DISTRIBUTION:

     A payment to mutual fund shareholders which represents profits realized on the sale of securities in a fund's portfolio.

     EX-DIVIDEND DATE:

     The day on which any declared distributions (dividends or capital gains) are deducted from a fund's assets before it calculates its NAV.

Dividends or capital gain distributions that are not reinvested will be sent by means agreed on between SDC and each institutional shareholder. Such distributions can be sent by check or by wire transfer, or directly deposited into a predesignated bank account, typically within 2 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

TAXES

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Dividends paid by the Fund, other than "qualified dividend income," are taxable to you as ordinary income. Tax-deferred retirement plans and qualified tuition programs are not taxed currently on dividends or capital gain distributions or on gains resulting from the sale or exchange of Fund shares.

You may be taxed at different rates on capital gains distributed by the Fund depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

For further information, please see the Fund's Statement of Additional Information under the section entitled "Taxation of the Fund."

THE SELIGMAN MUTUAL FUNDS

Shares of the following Seligman mutual funds may be exchanged for one another, but shares of these Seligman mutual funds may not, at the current time, be exchanged for shares of the other funds in the RiverSource Group of Funds.

EQUITY

SPECIALTY

SELIGMAN COMMUNICATIONS AND INFORMATION FUND+

Seeks capital appreciation by investing in companies operating in the communications, information and related industries.

SELIGMAN EMERGING MARKETS FUND+

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

SELIGMAN GLOBAL TECHNOLOGY FUND

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

SMALL COMPANY

SELIGMAN FRONTIER FUND+

Seeks growth of capital by investing primarily in small company growth stocks.

SELIGMAN GLOBAL SMALLER COMPANIES FUND+

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

SELIGMAN SMALLER-CAP VALUE FUND+

Seeks long-term capital appreciation by investing in common stocks of smaller companies, deemed to be "value" companies by the investment manager.

MEDIUM COMPANY

SELIGMAN CAPITAL FUND+

Seeks capital appreciation by investing in the common stocks of medium-sized companies.

LARGE COMPANY

SELIGMAN COMMON STOCK FUND+

Seeks total return through a combination of capital appreciation and current income.

SELIGMAN GLOBAL GROWTH FUND+

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

SELIGMAN GROWTH FUND+

Seeks long-term capital appreciation.

SELIGMAN INTERNATIONAL GROWTH FUND+

Seeks long-term capital appreciation by generally investing in securities of large- and mid-capitalization growth companies in the international markets.

SELIGMAN LARGE-CAP VALUE FUND+

Seeks long-term capital appreciation by investing in common stocks of large companies, deemed to be "value" companies by the investment manager.

BALANCED

SELIGMAN INCOME AND GROWTH FUND+

Seeks total return through a combination of capital appreciation and income consistent with what is

----------
+    Offers Class I shares.

believed to be a prudent allocation between equity and fixed-income securities.

REAL ESTATE SECURITIES

SELIGMAN LASALLE GLOBAL REAL ESTATE FUND+

Seeks total return through a combination of current income and long-term capital appreciation by investing in equity and equity-related securities issued by global real estate companies such as US real estate investment trusts (REITs) and similar entities outside the US.

SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND+

Seeks to produce a high level of current income with capital appreciation as a secondary objective by investing in equity and equity-related securities issued by real estate companies, such as real estate investment trusts (REITs).

FIXED-INCOME

INCOME

SELIGMAN HIGH-YIELD FUND+

Seeks a high level of current income and may also consider the potential for capital appreciation consistent with prudent investment management. The Fund invests primarily in non-investment grade, high-yield securities.

SELIGMAN CORE FIXED INCOME FUND+

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective. The Fund invests a significant portion of its assets in investment grade fixed-income securities.

SELIGMAN U.S. GOVERNMENT SECURITIES FUND

Seeks a high level of current income consistent with prudent investment risk primarily by investing in a diversified portfolio of securities issued or guaranteed by the US government, its agencies or instrumentalities, or government sponsored enterprises.

MUNICIPAL

SELIGMAN MUNICIPAL FUNDS:

NATIONAL FUND

Seeks maximum income, exempt from regular federal income taxes.

STATE-SPECIFIC FUNDS:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California
-  High-Yield
-  Quality
Colorado
Florida
Georgia
Louisiana
Maryland
Massachusetts
Michigan
Minnesota
Missouri
New Jersey
New York
North Carolina
Ohio
Oregon
Pennsylvania
South Carolina

*    A small portion of income may be subject to state and local taxes.

MONEY MARKET

SELIGMAN CASH MANAGEMENT FUND+

Seeks to preserve capital and to maximize liquidity and current income by investing only in high-quality money market securities. The Fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION

SELIGMAN ASSET ALLOCATION SERIES, INC. offers four different asset allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

SELIGMAN ASSET ALLOCATION AGGRESSIVE GROWTH FUND

Seeks long-term capital appreciation by creating a

----------
+    Offers Class I shares.

portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

SELIGMAN ASSET ALLOCATION GROWTH FUND

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Asset Allocation Aggressive Growth Fund.

SELIGMAN ASSET ALLOCATION MODERATE GROWTH FUND

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

SELIGMAN ASSET ALLOCATION BALANCED FUND

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization and dividend- producing domestic and international equity securities supplemented by a larger allocation to real estate securities as well as domestic fixed-income securities, cash and cash equivalents than Seligman Asset Allocation Moderate Growth Fund.

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC. offers five asset-allocation mutual funds that seek to achieve their respective investment objectives by allocating their assets among exchange-traded funds (ETFs).

SELIGMAN TARGETFUND 2045+

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2045 approaches.

SELIGMAN TARGETFUND 2035+

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2035 approaches.

SELIGMAN TARGETFUND 2025+

Seeks capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2025 approaches.

SELIGMAN TARGETFUND 2015+

Seeks capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2015 approaches.

SELIGMAN TARGETFUND CORE+

Seeks capital appreciation and preservation of capital with current income.

----------
+    Offers Class I shares.

OTHER INFORMATION

PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges--fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the SDC, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

ADMINISTRATION SERVICES. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Administrative services are provided without charge to the Seligman funds by Ameriprise Financial under a separate administrative services agreement with each such fund, rather than by RiverSource Investments under a Seligman fund's management agreement. The fees under the administrative services agreement may be raised without shareholder approval, although RiverSource Investments expects that any increase would be offset by a decrease in its management fee paid by a Seligman fund.

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to Seligman funds and RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other Seligman funds and the funds, respectively, (Funds of Funds) and to discretionary managed accounts that invests exclusively in RiverSource funds (collectively referred to as "affiliated products"). These affiliated products, individually or collectively, may own a significant percentage of the fund's outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts.

Financial Highlights

The table below is intended to help you understand the financial performance of the Fund's Class I shares for the past five years. Certain information reflects financial results for a single share of Class I shares held throughout the periods shown. Per share amounts are calculated based on average shares outstanding during a particular period. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and capital gain distributions, if any. Total returns do not reflect any transaction costs on your investment or taxes. If such costs or taxes were reflected, total returns would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

CLASS I

                                                                           YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------
                                                              2008          2007      2006      2005      2004
                                                            -------       -------    ------    ------    ------
PER SHARE DATA:
Net asset value, beginning of year                          $ 16.30       $ 14.76    $12.67    $12.39    $11.62
Income (loss) from investment operations:
   Net investment loss                                        (0.06)        (0.13)    (0.13)    (0.13)    (0.13)
   Net realized and unrealized gain (loss) on investments     (6.24)         3.30      2.72      0.41      0.90
Total from investment operations                              (6.30)         3.17      2.59      0.28      0.77
Proceeds from regulatory settlement(1)                         0.12            --        --        --        --
Less distributions:
   Distributions from net realized capital gain               (2.41)        (1.63)    (0.50)       --        --
Net asset value, end of year                                $  7.71       $ 16.30    $14.76    $12.67    $12.39
                                                            -------       -------    ------    ------    ------
TOTAL RETURN                                                 (43.87)%(1)    23.62%    21.08%     2.26%     6.63%#
                                                            -------       -------    ------    ------    ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)                      $ 3,229       $ 5,467    $4,439    $3,913    $4,497
Ratio of expenses to average net assets                        1.39%         1.29%     1.33%     1.33%     1.34%
Ratio of net investment loss to average net assets            (0.55)%       (0.86)%   (0.96)%   (1.02)%   (1.03)%
Portfolio turnover rate                                      156.49%       115.96%    91.67%    96.04%    83.73%

----------
(1) In June 2008, the Fund received its portion of the proceeds from a regulatory settlement between an unaffiliated third party and the SEC. Excluding the effect of this item, total return for Class I would have been (44.62)%.# Excluding the effect of the payments received from Seligman, the Fund's investment manager prior to November 7, 2008, as a result of its review of its fund portfolio brokerage commission practices, the total return for Class I shares would have been 6.56%.

How to Contact Us

THE FUND

Write                                     CORPORATE COMMUNICATIONS/INVESTOR
                                          RELATIONS DEPARTMENT
                                          AMERIPRISE FINANCIAL, INC.
                                          200 Ameriprise Financial Center
                                          Minneapolis, Minnesota 55474

Phone                                     Toll-free in the US (800) 221-7844
                                          Outside the US (212) 850-1864

ACCOUNT SERVICES

Write                                     SHAREHOLDER SERVICE AGENT/SELIGMAN
                                          GROUP OF FUNDS SELIGMAN DATA CORP.

For investments                           P.O. Box 9766
into an account                           Providence, RI 02940-9766

For non-investment inquiries              P.O. Box 9759
                                          Providence, RI 02940-9759

For matters requiring overnight delivery  101 Sabin St.
                                          Pawtucket, RI 02860

Phone                                     Non-Retirement Accounts
                                          Toll-free in the US (800) 221-2450
                                          Outside the US (212) 682-7600

                                          Retirement Plan Services
                                          Toll-free (800) 445-1777

 24-HOUR AUTOMATED TELEPHONE ACCESS IS AVAILABLE BY CALLING (800) 622-4597 ON A
   TOUCHTONE TELEPHONE. YOU WILL HAVE INSTANT ACCESS TO PRICE, YIELD, ACCOUNT
            BALANCE, MOST RECENT TRANSACTION, AND OTHER INFORMATION.

For More Information

The information below is available, without charge, upon request by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

The Statement of Additional Information ("SAI") contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Fund's investments. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

This Prospectus is intended for use in connection with certain tax-deferred investment programs and other investors.

Information about the Fund, including the Prospectus and SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call
(202)551-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: www.sec.gov.

Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Number: 811-4078

The financial statements for Seligman Frontier Fund for the six-month period ended April 30, 2009 are incorporated by reference to that filed on Form N-CSRS on or about July 9, 2009.

Part B

The Supplement, dated June 22, 2009, to Seligman Frontier Fund, Inc. Statement of Additional Information, dated March 2, 2009, is incorporated by reference to that filed on June 23, 2009 in Registrant's 497 filing.

The Statement of Additional Information for Seligman Frontier Fund, Inc., dated March 2, 2009, is incorporated by reference to that filed on March 16, 2009 in Registrant's 497 filing.

The financial statements for Seligman Frontier Fund, Inc. are incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 2-92487 on or about March 2, 2009.

The financial statements for Seligman Frontier Fund for the six-month period ended April 30, 2009 are incorporated by reference to that filed on Form N-CSRS on or about July 9, 2009.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles Supplementary dated November 19, 2001. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on November 29, 2001.)

(a)(2) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on May 28, 1999.)

(a)(3) Amended and Restated Articles of Incorporation. (Incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on January 28, 1997.)

(a)(4) Articles of Amendment reflecting renaming Class I and Class R shares are filed electronically herewith as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-92487.

(a)(5) Articles Supplementary (Class I, Class R3 and Class R4 share addition) are filed electronically herewith as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-92487.

(a)(6) Articles Supplementary abolishing Class D shares dated May 16, 2008, filed electronically on or about March 2, 2009, as Exhibit (a) to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 2-92487 are incorporated by reference.

(b) Amended and Restated By-laws of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed on February 28,
          2006).

(c) Copy of Specimen Stock Certificate for Class B Capital Stock. (Incorporated by reference to Form SE filed on April 16, 1996.)

(d) Investment Management Services Agreement, dated Nov. 7, 2008, amended and restated June 29, 2009, between Registrant and RiverSource Investments, LLC is filed electronically herewith as Exhibit (d) to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-92487.

(e)(1) Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(2) Form of Bank Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(3) Form of Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Morgan Stanley Dean Witter, Inc. (Incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 2-33566) filed on April 28, 1997.)

(e)(4) Form of Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Morgan Stanley Dean Witter, Inc. with respect to certain Chilean institutional investors. (Incorporated by reference to Post-Effective Amendment No. 53 to the

          Registration Statement of Seligman Capital Fund, Inc. (File No. 2-33566) filed on April 28, 1997.)

(e)(5) Distributing Agreement between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on January 28, 1997.)

(e)(6) Form of Dealer Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Salomon Smith Barney Inc. (Incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 2-33566) filed on April 28, 1997.)

(e)(7) Form of Amended Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Registrant's Post Effective Amendment No. 34 filed on February 28, 2003).

(e)(8) Form of Revised Sales and 12b-1 Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(e)(9) Distribution Agreement, effective Nov. 7, 2008, amended and restated July 13, 2009, between Registrant and RiverSource Fund Distributors, Inc. filed electronically on or about July 27, 2009 as Exhibit (e)(1) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(e)(10) Form of Service Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(11) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f)(1) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(f)(2)    Matched Accumulation Plan of RiverSource Investments, LLC (formerly,
          J. & W. Seligman & Co. Incorporated). (Incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on January 28, 1997.)

(g) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated July 13, 2009, between Registrant and Ameriprise Financial, Inc. filed electronically on or about July 27, 2009 as Exhibit (h)(1) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated July 13, 2009, between Registrant and RiverSource Service Corporation filed electronically on or about July 27, 2009 as

          Exhibit (h)(2) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(h)(3) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated June 15, 2009, between Registrant and RiverSource Service Corporation filed electronically on or about June 25, 2009 as Exhibit
          (h)(3) to RiverSource Series Trust Post-Effective Amendment No. 9 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(4) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated July 13, 2009 between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Fund Distributors, Inc. and the Registrant filed electronically on or about July 27, 2009 as Exhibit (h)(4) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(h)(5) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Family of Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(i)(1) Opinion and Consent of Counsel in respect of Class I shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on November 29, 2001.)

(i)(2) Opinion and Consent of Counsel in respect of Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on May 28, 1999.)

(i)(3) Opinion and Consent of Counsel. (Incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on January 28, 1997.)

(i)(4) Opinion and Consent of Counsel in respect of Classes I, R3 and R4 shares is filed electronically herewith as Exhibit (i)(4) to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-92487.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)       Omitted Financial Statements: Not Applicable.

(l)(1) Purchase Agreement (Investment Letter) for Initial Capital in respect of Class I shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on November 29, 2001.)

(l)(2) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class C shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on May 28, 1999.)

(l)(3) Copy of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class D shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on January 28, 1997.)

(l)(4) Copy of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class B shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on April 19, 1996.)

(m)(1) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated July 13, 2009, between Registrant and RiverSource Fund Distributors, Inc. filed electronically on or about July 27, 2009as Exhibit (m) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(m)(2) Amended Administration, Shareholder Services and Distribution Plan of the Registrant. (Incorporated by reference to Registrant's Post Effective Amendment No. 34 filed on February 28, 2003).

(m)(3) Amended Administration, Shareholder Services and Distribution Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(m)(4) Form of Revised Sales and 12b-1 Agreement between RiverSource Fund Distributor (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(m)(5) Form of Services Agreement between Morgan Stanley Dean Witter, Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(6) Form of Selected Dealer Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(7) Form of Supplemental Fund Services Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on December 29, 2006.)

(m)(8) Form of Services Agreement between CIBC Oppenheimer & Co., Inc and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(9) Form of Services Agreement between Paine Webber Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(10) Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(11) Participation Agreement between Salomon Smith Barney Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-

          Effective Amendment No. 42 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-811-03828) filed on January 28, 2005.)

(m)(12) Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(13) Form of Mutual Fund Dealer Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Smith Barney Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(14) Form of Supplemental Fund Services Agreement between The Princeton Retirement Group, Inc. and GPC Securities, Inc. and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on December 29, 2006.)

(m)(15) Form of Mutual Fund Services Agreement between Prudential Investment Management Services LLC, Prudential Investments LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(16) Form of Operating Agreement between Pershing LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(17) Form of Load Fund Operating Agreement between Charles Schwab & Co., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(n) Rule 18f - 3(d) Plan, amended and restated as of July 13, 2009, filed electronically on or about July 27, 2009as Exhibit (n) to RiverSource Government Income Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-96512 is incorporated by reference.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008, filed electronically on or about Nov. 25, 2008 as Exhibit (p)(3) to RiverSource Investment Series,

          Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009, is filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-92487.

Item 24. Persons Controlled by or Under Common Control with Registrant.

RiverSource Investments, LLC., ("RiverSource Investments"), as sponsor of the RiverSource Family of Funds, which includes Seligman branded funds, may make initial capital investments in funds (seed accounts). RiverSource Investments also serves as investment manager of certain funds-of-funds that invest primarily in shares of affiliated funds (the "underlying funds"). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the underlying funds (which votes proxies for the underlying funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25. Indemnification.

Reference is made to the provisions of Articles TWELFTH and THIRTEENTH of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) and Article X of Registrant's Amended and Restated By-laws filed as
Exhibit Item 23(b) of Registrant's Post-Effective Amendment No. 39 filed on February 28, 2006.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act as is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 26. Business and Other Connections of the Investment Adviser.

RiverSource Investments, LLC is the Registrant's investment manager and is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The following are directors and principal officers of RiverSource Investments who are directors and/or officers of one or more other companies:

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Neysa M. Alecu,      American Enterprise Investment   70400 AXP Financial    Anti-Money Laundering Officer and
                     Services Inc.                    Center, Minneapolis,   Identity Theft Prevention Officer
Anti-Money                                            MN 55474
Laundering Officer

                     Ameriprise Auto & Home           3500 Packerland Drive  Anti-Money Laundering Officer and
                     Insurance Agency, Inc.           De Pere, WI 54115      Identity Theft Prevention Officer

                     Ameriprise Bank, FSB             7 World Trade Center   Bank Secrecy Act/Anti-Money Laundering
                                                      250 Greenwich          Officer
                                                      Street, Suite 3900
                                                      New York, NY 10007

                     Ameriprise Financial, Inc.       200 Ameriprise         Anti-Money Laundering Officer and
                                                      Financial Center,      Identity Theft Prevention Officer
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Financial Services,   5221 Ameriprise        Anti-Money Laundering Officer and
                     Inc.                             Financial Center,      Identity Theft Prevention Officer
                                                      Minneapolis, MN
                                                      55474

                     Ameriprise Trust Company         200 Ameriprise         Anti-Money Laundering Officer
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     IDS Capital Holdings Inc.                               Anti-Money Laundering Officer

                     IDS Management Corporation                              Anti-Money Laundering Officer



                     Kenwood Capital Management LLC   333 S. 7th Street,     Anti-Money Laundering Officer
                                                      Suite 2330,
                                                      Minneapolis, MN 55402

                     RiverSource Distributors, Inc.   50611 Ameriprise       Anti-Money Laundering Officer and
                                                      Financial Center,      Identity Theft Prevention Officer
                                                      Minneapolis, MN 55474

                     RiverSource Life Insurance       829 Ameriprise         Anti-Money Laundering Officer and
                     Company                          Financial Center,      Identity Theft Prevention Officer
                                                      Minneapolis, MN 55474

                     RiverSource Life Insurance       20 Madison Ave. Ext.   Identity Theft Prevention Officer
                     Company of New York              Albany, NY 12005

                     RiverSource Service              734 Ameriprise         Anti-Money Laundering Officer and
                     Corporation                      Financial Center,      Identity Theft Prevention Officer
                                                      Minneapolis, MN 55474

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Patrick Thomas       Ameriprise Trust Company         200 Ameriprise         Director, Senior Vice President
Bannigan,                                             Financial Center,
                                                      Minneapolis, MN 55474
Director and
Senior Vice
President - Asset
Management,
Products and
Marketing

                     J. & W. Seligman & Co.           100 Park Avenue        Director, Senior Vice President - Asset
                     Incorporated                     New York, NY 10017     Management, Products & Marketing Group

                     RiverSource Distributors, Inc.   50611 Ameriprise       Director and Vice President
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Fund Distributors,                          Director and Vice President
                     Inc.

                     RiverSource Service Corporation  734 Ameriprise         Director
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Services, Inc.                              Director and Vice President

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Walter S. Berman,    Advisory Capital Strategies                             Treasurer
Treasurer            Group Inc.

                     American Enterprise Investment   70400 AXP Financial    Treasurer
                     Services Inc.                    Center, Minneapolis,
                                                      MN 55474



                     Ameriprise Auto & Home           3500 Packerland Drive  Treasurer
                     Insurance Agency Inc.            De Pere, WI 54115

                     Ameriprise Bank, FSB             9393 Ameriprise        Treasurer
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Ameriprise Captive Insurance                            Director and Treasurer
                     Company

                     Ameriprise Financial, Inc.       200 Ameriprise         Executive Vice President, Chief
                                                      Financial Center,      Financial Officer and Treasurer
                                                      Minneapolis, MN 55474

                     Ameriprise Financial Services,   5221 Ameriprise        Treasurer
                     Inc.                             Financial Center,
                                                      Minneapolis, MN 55474

                     Ameriprise Holdings, Inc.                               Chief Financial Officer

                     Ameriprise Insurance Company     3500 Packerland Drive  Treasurer
                                                      De Pere, WI 54115

                     IDS Capital Holdings Inc.                               Treasurer

                     IDS Management Corporation                              Treasurer

                     IDS Property Casualty            3500 Packerland Drive  Treasurer
                     Insurance Company                De Pere, WI 54115

                     Investors Syndicate                                     Vice President and Treasurer
                     Development Corporation

                     J. & W. Seligman & Co.           100 Park Avenue        Treasurer
                     Incorporated                     New York, NY 10017

                     RiverSource CDO Seed                                    Treasurer
                     Investments, LLC

                     RiverSource Distributors, Inc.   50611 Ameriprise       Treasurer
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Fund Distributors,                          Treasurer
                     Inc.

                     RiverSource Distributors Ltd     60 St. Mary Axe,       Treasurer
                                                      London EC3A 8JQ

                     RiverSource Life Insurance       20 Madison Ave.        Vice President and Treasurer
                     Company of New York              Extension, Albany,
                                                      NY 12005

                     RiverSource Life Insurance       829 Ameriprise         Vice President and Treasurer
                     Company                          Financial Center,
                                                      Minneapolis, MN 55474



                     RiverSource Service              734 Ameriprise         Treasurer
                     Corporation                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Services, Inc.                              Treasurer

                     RiverSource Tax Advantaged                              Treasurer
                     Investments, Inc.

                     Securities America Advisors      12325 Port Grace       Director
                     Inc.                             Blvd., Lavista,
                                                      NE 68128-8204

                     Securities America Financial     7100 W. Center Rd.,    Director
                     Corporation                      Ste. 500, Omaha,
                                                      NE 68106-2716

                     Securities America, Inc.         12325 Port Grace       Director
                                                      Blvd., Lavista,
                                                      NE 68128

                     Threadneedle Asset Management    60 St. Mary Axe,       Director
                     Holdings Sarl                    London EC3A 8JQ

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Amy K. Johnson,      Ameriprise Financial Inc.        200 Ameriprise         Vice President - Asset Management &
Chief                                                 Financial Center,      Trust Services
Administrative                                        Minneapolis,
Officer                                               MN 55474

                     Ameriprise Trust Company         200 Ameriprise         President
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     J. & W. Seligman & Co.           100 Park Avenue        Chief Administrative Officer
                     Incorporated                     New York, NY 10017

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Christopher Paul     Advisory Capital Strategies                             Vice President
Keating, Director    Group, Inc.
and Head of
Institutional
Sales, Client
Service and
Consultant
Relationships

                     Ameriprise Trust Company         200 Ameriprise         Director and Vice President
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Boston Equity General Partner                           Vice President
                     LLC

                     J. & W. Seligman & Co.           100 Park Avenue        Head of Institutional Sales, Client
                     Incorporated                     New York, NY 10017     Service and Consultant Relationships

                     RiverSource Fund Distributors,                          Vice President
                     Inc.



                     RiverSource Services, Inc.                              Vice President

                     Seligman Focus Partners LLC      100 Park Avenue        Vice President
                                                      New York, NY 10017

                     Seligman Health Partners LLC     100 Park Avenue        Vice President
                                                      New York, NY 10017

                     Seligman Health Plus Partners    100 Park Avenue        Vice President
                     LLC                              New York, NY 10017

                     Seligman Partners LLC            100 Park Avenue        Vice President
                                                      New York, NY 10017

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Michelle Marie       Ameriprise Bank, FSB             9393 Ameriprise        Director
Keeley, Director                                      Financial Center,
and Executive Vice                                    Minneapolis, MN 55474
President - Equity
and Fixed Income

                     Ameriprise Certificate Company   70100 Ameriprise       Vice President - Investments
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Ameriprise Financial, Inc.       200 Ameriprise         Executive Vice President - Equity and
                                                      Financial Center,      Fixed Income
                                                      Minneapolis, MN 55474

                     Ameriprise Financial Services,   5221 Ameriprise        Executive Vice President - Equity and
                     Inc.                             Financial Center,      Fixed Income
                                                      Minneapolis, MN 55474

                     IDS Property Casualty            3500 Packerland Drive  Vice President - Investments
                     Insurance Company                De Pere, WI 54115

                     J. & W. Seligman & Co.           100 Park Avenue, New   Executive Vice President - Equity and
                     Incorporated                     York, NY 10017         Fixed Income

                     Kenwood Capital Management LLC   333 S. 7th Street,     Director
                                                      Suite 2330,
                                                      Minneapolis, MN 55402

                     RiverSource CDO Seed                                    Chairperson and President
                     Investments, LLC

                     RiverSource Life Insurance       829 Ameriprise         Director, Vice President - Investments
                     Company                          Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Life Insurance       20 Madison Ave.        Vice President - Investments
                     Company of New York              Extension, Albany,
                                                      NY 12005



Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------

Eleanor T.M.         Ameriprise Certificate Company   70100 Ameriprise       Chief Compliance Officer
Hoagland,                                             Financial Center,
                                                      Minneapolis, MN 55474
Chief Compliance
Officer

                     J. & W. Seligman & Co.           100 Park Avenue, New   Money Laundering Prevention Officer
                     Incorporated                     York, NY 10017

                     Kenwood Capital Management LLC   333 S. 7th St.,        Chief Compliance Officer
                                                      Suite 2330,
                                                      Minneapolis, MN 55474

                     RiverSource Fund Distributors,                          Money Laundering Prevention Officer
                     Inc.

                     RiverSource Service Corporation  734 Ameriprise         Chief Compliance Officer
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Services, Inc.                              Money Laundering Prevention Officer

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Brian Joseph         Advisory Capital Strategies                             Vice President and Chief Financial Officer
McGrane,             Group Inc.

Director, Vice
President and
Chief Financial
Officer

                     Ameriprise Financial, Inc.       200 Ameriprise         Senior Vice President and Lead Financial
                                                      Financial Center,      Officer
                                                      Minneapolis, MN 55474

                     Ameriprise Financial Services,   5221 Ameriprise        Senior Vice President and Lead Financial
                     Inc.                             Financial Center,      Officer - Finance
                                                      Minneapolis, MN 55474

                     Ameriprise Holdings, Inc.                               Director

                     Ameriprise Trust Company         200 Ameriprise         Director, Vice President and Chief
                                                      Financial Center,      Financial Officer
                                                      Minneapolis, MN 55474

                     Boston Equity General Partner                           Vice President and Chief Financial Officer
                     LLC

                     J. & W. Seligman & Co.           100 Park Avenue, New   Director, Vice President and Chief
                     Incorporated                     York, NY 10017         Financial Officer

                     RiverSource CDO Seed                                    Board Member
                     Investments, LLC

                     RiverSource Life Insurance       829 Ameriprise         Director, Executive Vice President and
                     Company                          Financial Center,      Chief Financial Officer
                                                      Minneapolis, MN 55474



                     Seligman Focus Partners LLC      100 Park Avenue, New   Vice President and Chief Financial Officer
                                                      York, NY 10017

                     Seligman Health Partners LLC     100 Park Avenue, New   Vice President and Chief Financial Officer
                                                      York, NY 10017

                     Seligman Health Plus Partners    100 Park Avenue, New   Vice President and Chief Financial Officer
                     LLC                              York, NY 10017

                     Seligman Partners LLC            100 Park Avenue, New   Vice President and Chief Financial Officer
                                                      York, NY 10017

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Thomas R. Moore,     Advisory Capital Strategies                             Secretary
                     Group Inc.
Secretary

                     American Enterprise Investment   70400 AXP Financial    Secretary
                     Services Inc.                    Center, Minneapolis,
                                                      MN 55474

                     Ameriprise Bank, FSB             9393 Ameriprise        Secretary
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Ameriprise Financial, Inc.       200 Ameriprise         Vice President, Chief Governance Officer
                                                      Financial Center,      and Corporate Secretary
                                                      Minneapolis, MN 55474

                     Ameriprise Financial Services,   5221 Ameriprise        Secretary
                     Inc.                             Financial Center,
                                                      Minneapolis, MN 55474

                     Ameriprise Holdings, Inc.                               Secretary

                     Ameriprise Insurance Company     3500 Packerland Drive  Secretary
                                                      De Pere, WI 54115

                     Ameriprise Trust Company         200 Ameriprise         Secretary
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Boston Equity General Partner                           Secretary
                     LLC

                     IDS Capital Holdings Inc.                               Secretary

                     IDS Futures Corporation          570 Ameriprise         Secretary
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     IDS Management Corporation                              Secretary

                     IDS Property Casualty            3500 Packerland Drive  Secretary
                     Insurance Company                De Pere, WI 54115



                     Investors Syndicate                                     Secretary
                     Development Corporation

                     J. & W. Seligman & Co.           100 Park Avenue, New   Secretary
                     Incorporated                     York, NY 10017

                     RiverSource CDO Seed                                    Secretary
                     Investments, LLC

                     RiverSource Fund Distributors,                          Secretary
                     Inc.

                     RiverSource Distributors, Inc.   50611 Ameriprise       Secretary
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Life Insurance       20 Madison Ave.        Secretary
                     Company of New York              Extension, Albany,
                                                      NY 12005

                     RiverSource Life Insurance       829 Ameriprise         Secretary
                     Company                          Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Service              734 Ameriprise         Secretary
                     Corporation                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Services, Inc.                              Secretary

                     RiverSource Tax Advantaged                              Secretary
                     Investments, Inc.

                     Seligman Focus Partners LLC      100 Park Avenue, New   Secretary
                                                      York, NY 10017

                     Seligman Health Partners LLC     100 Park Avenue, New   Secretary
                                                      York, NY 10017

                     Seligman Health Plus Partners    100 Park Avenue, New   Secretary
                     LLC                              York, NY 10017

                     Seligman Partners LLC            100 Park Avenue, New   Secretary
                                                      York, NY 10017

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
Scott Roane          Advisory Capital Strategies                             Chief Legal Officer
Plummer,             Group Inc.

Chief Legal
Officer

                     Ameriprise Certificate Company   70100 Ameriprise       Vice President, General Counsel and
                                                      Financial Center,      Secretary
                                                      Minneapolis, MN 55474



                     Ameriprise Financial, Inc.       200 Ameriprise         Vice President and Chief Counsel - Asset
                                                      Financial Center,      Management Compliance
                                                      Minneapolis, MN 55474

                     Ameriprise Financial Services,   5221 Ameriprise        Vice President and Chief Counsel - Asset
                     Inc.                             Financial Center,      Management
                                                      Minneapolis, MN 55474

                     Ameriprise Trust Company                                Chief Legal Officer

                     Boston Equity General Partner                           Chief Legal Officer
                     LLC

                     J. & W. Seligman & Co.           100 Park Avenue, New   Chief Legal Officer
                     Incorporated                     York, NY 10017

                     RiverSource Distributors, Inc.   50611 Ameriprise       Chief Counsel
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Service Corporation  734 Ameriprise         Chief Counsel
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Fund Distributors,                          Chief Counsel
                     Inc.

                     RiverSource Services, Inc.                              Chief Counsel

                     Seligman Focus Partners LLC      100 Park Avenue, New   Chief Legal Officer
                                                      York, NY 10017

                     Seligman Health Partners LLC     100 Park Avenue, New   Chief Legal Officer
                                                      York, NY 10017

                     Seligman Health Plus Partners    100 Park Avenue, New   Chief Legal Officer
                     LLC                              York, NY 10017

                     Seligman Partners LLC            100 Park Avenue, New   Chief Legal Officer
                                                      York, NY 10017

Name and Title       Other Companies                  Address*               Title within other companies
--------------       ---------------                  --------               ----------------------------
William Frederick    Advisory Capital Strategies                             Director and President
'Ted' Truscott       Group Inc.

Chairman, Chief
Investment Officer
and President

                     Ameriprise Certificate Company   70100 Ameriprise       Director, President and Chief Executive
                                                      Financial Center,      Officer
                                                      Minneapolis, MN 55474

                     Ameriprise Financial, Inc.       200 Ameriprise         President - U.S. Asset Management,
                                                      Financial Center,      Annuities and Chief Investment Officer
                                                      Minneapolis, MN 55474



                     Ameriprise Financial Services,   5221 Ameriprise        Senior Vice President and Chief
                     Inc.                             Financial Center,      Investment Officer
                                                      Minneapolis, MN 55474

                     Ameriprise Trust Company         200 Ameriprise         Director
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     Boston Equity General Partner                           President
                     LLC

                     IDS Capital Holdings Inc.                               Director and President

                     J. & W. Seligman & Co.           100 Park Avenue, New   Chairman and President
                     Incorporated                     York, NY 10017

                     Kenwood Capital Management LLC   333 S. 7th Street,     Board Member
                                                      Suite 2330,
                                                      Minneapolis, MN 55402

                     RiverSource Distributors, Inc.   50611 Ameriprise       Chairman and Chief Executive Officer
                                                      Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Fund Distributors,                          Chairman and Chief Executive Officer
                     Inc.

                     RiverSource Life Insurance       829 Ameriprise         Director
                     Company                          Financial Center,
                                                      Minneapolis, MN 55474

                     RiverSource Services, Inc.                              Chairman and Chief Executive Officer

                     Seligman Focus Partners LLC      100 Park Avenue, New   President
                                                      York, NY 10017

                     Seligman Health Partners LLC     100 Park Avenue, New   President
                                                      York, NY 10017

                     Seligman Health Plus Partners    100 Park Avenue, New   President
                     LLC                              York, NY 10017

                     Seligman Partners LLC            100 Park Avenue, New   President
                                                      York, NY 10017

                     Threadneedle Asset Management    60 St. Mary Axe,       Director
                     Holdings Ltd.                    London EC3A 8JQ

                     Threadneedle Asset Management    60 St. Mary Axe,       Director
                     Holdings Sarl                    London EC3A 8JQ

* Unless otherwise noted, address is 50606 Ameriprise Financial Center, Minneapolis, MN 55474

Item 27. Principal Underwriter

(a) RiverSource Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global



Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust. Seligman Asset Allocation Series, Inc., Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Core Fixed Income Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc. and Seligman Value Fund Series, Inc.

(b) As to each director, principal officer or partner of RiverSource Fund Distributors, Inc.

Name and
Principal Business Address          Positions and Offices with Underwriter   Positions and Offices with Fund
--------------------------          --------------------------------------   -------------------------------
William Frederick "Ted" Truscott*   Chairman and Chief Executive Officer     Director and Vice President
Jeffrey Lee McGregor, Sr.*          Director and President                   None
Patrick Thomas Bannigan*            Director and Vice President              President
Paul J. Dolan*                      Chief Operating Officer and Chief        None
                                    Administrative Officer
Jeffrey P. Fox*                     Chief Financial Officer                  Treasurer
Christopher P. Keating*             Vice President                           None
Scott Roane Plummer*                Chief Counsel                            Vice President, General Counsel
                                                                             and Secretary
Julie A. Ruether*                   Chief Compliance Officer                 None
Thomas R. Moore*                    Secretary                                None
Walter Berman*                      Treasurer                                None

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

(c) Not Applicable

Item 28. Location of Accounts and Records

          Ameriprise Financial, Inc.
          707 Second Avenue, South
          Minneapolis, MN 55402

          Iron Mountain Records Management
          920 & 950 Apollo Road
          Eagan, MN 55121

          Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29. Management Services. Not Applicable.

Item 30. Undertakings. Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, Seligman Frontier Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and the State of Minnesota on the 30th day of July, 2009.

SELIGMAN FRONTIER FUND, INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of July, 2009.

Signature                               Capacity
---------                               --------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones

Signature                               Capacity
---------                               --------


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Director
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Director
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 45 to Registration Statement No. 2-92487, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 45
                      TO REGISTRATION STATEMENT NO. 2-92487

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part A.

     Classes I, R3, R4 Supplement for Seligman Frontier Fund, Inc. prospectus. Prospectus for Seligman Frontier Fund, Inc.
     Prospectus for Seligman Frontier Fund, Inc. (Class R5 shares)

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other information.

The signatures.

                                  EXHIBIT INDEX

(a)(4)    Articles of Amendment reflecting renaming Class I and Class R shares.

(a)(5) Articles Supplementary (Class I, Class R3 and Class R4 share addition).

(d) Investment Management Services Agreement, dated Nov. 7, 2008, amended and restated June 29, 2009, between Registrant and RiverSource Investments, LLC.

(i)(4) Opinion and Consent of Counsel in respect of Classes I, R3 and R4 shares.

(j)       Consent of Independent Registered Public Accounting Firm.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009.